UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Stephen J. Kneeley

President & Trustee

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

William H. Wallace, III

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

Christine Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator

The Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2018

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

Semi-Annual Report to Shareholders

June 30, 2018

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgment, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Table of Contents

Performance Overview and Schedule of Investments:
Driehaus Emerging Markets Growth Fund	1
Driehaus Emerging Markets Small Cap Growth Fund	6
Driehaus Frontier Emerging Markets Fund	12
Driehaus International Small Cap Growth Fund	17
Driehaus Micro Cap Growth Fund	22
Driehaus Small Cap Growth Fund	27

Statements of Assets and Liabilities	32

Statements of Operations	34

Statements of Changes in Net Assets	36

Financial Highlights	38

Notes to Financial Statements	46

Fund Expense Examples	60

Board Considerations in Connection with the Review of an Amendment to the Investment Advisory Agreement for Driehaus International Small Cap Growth Fund	63

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2018 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/18	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund Investor Class (DREGX)	12.24%	6.72%	5.31%	3.95%
Driehaus Emerging Markets Growth Fund Institutional Class (DIEMX)[1]	12.40%	6.78%	5.34%	3.96%
MSCI Emerging Markets Index-N2	8.20%	5.60%	5.01%	2.26%
MSCI Emerging Markets Growth Index-N3	11.92%	8.34%	7.16%	3.28%

[1]	The returns for the periods prior to July 17, 2017 (institutional share class inception date) include the performance of the investor share class.

[2]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index-Net (MSCI Emerging Markets Growth Index-N) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.3%
FAR EAST — 64.1%
China — 32.3%
AIA Group, Ltd.	5,453,800	$47,686,688
Alibaba Group Holding, Ltd. — SP ADR**	349,802	64,898,765
Anhui Conch Cement Co., Ltd. — H	2,213,342	12,695,063
Baidu, Inc. — SP ADR**	33,322	8,097,246
China Construction Bank Corp. — H	34,918,116	32,267,301
China Gas Holdings, Ltd.	4,310,427	17,333,789
China Overseas Land & Investment, Ltd.	4,192,464	13,813,500
CSPC Pharmaceutical Group, Ltd.	5,125,732	15,483,819
Ctrip.com International, Ltd. — ADR**	388,551	18,506,684
GDS Holdings, Ltd. — ADR**	509,773	20,436,800
Hangzhou Tigermed Consulting Co., Ltd. — A	1,234,243	11,525,910
Huazhu Group, Ltd. — ADR	156,912	6,588,735
Industrial & Commercial Bank of China, Ltd. — H	44,829,186	33,540,752
Kweichow Moutai Co., Ltd. — A	154,201	17,024,416
Li Ning Co., Ltd.**	7,767,120	8,563,473
New Oriental Education & Technology Group, Inc. — SP ADR	86,473	8,185,534
Ping An Insurance Group Co. of China, Ltd. — H	2,146,902	19,757,103
Sands China, Ltd.	3,674,859	19,649,273
Shanghai International Airport Co., Ltd. — A	3,865,774	32,371,838
Shenzhou International Group Holdings, Ltd.	1,704,941	21,046,642
Tencent Holdings, Ltd.	1,964,464	98,603,794
Wise Talent Information Technology Co., Ltd.**	678,751	2,811,692
Wuxi Biologics Cayman, Inc.[1]**	814,776	9,071,414

		539,960,231

India — 13.0%
HDFC Bank, Ltd. — ADR	592,210	62,193,894
Hindustan Unilever, Ltd.	583,411	13,974,531
ICICI Bank, Ltd. — SP ADR	998,035	8,014,221

	Number of Shares	Value (Note A)
ICICI Prudential Life Insurance Co., Ltd.[1]	2,721,413	$14,986,341
Infosys, Ltd. — SP ADR	464,975	9,034,464
ITC, Ltd.	2,190,027	8,508,869
Larsen & Toubro, Ltd.	665,061	12,377,133
Maruti Suzuki India, Ltd.	98,049	12,629,953
Petronet LNG, Ltd.	2,929,159	9,371,257
Reliance Industries, Ltd.	1,258,486	17,861,997
Sun Pharmaceutical Industries, Ltd.	1,208,976	9,952,017
Tata Consultancy Services, Ltd.	1,080,764	29,146,635
Titan Co., Ltd.	619,439	7,942,453

		215,993,765

Taiwan — 7.0%
Airtac International Group	478,494	6,803,455
Cathay Financial Holding Co., Ltd.	11,110,944	19,606,369
Formosa Plastics Corp.	5,698,898	21,028,454
MediaTek, Inc.	1,661,891	16,352,635
Parade Technologies, Ltd.	267,801	4,497,240
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,326,852	48,509,709

		116,797,862

South Korea — 6.4%
LG Household & Health Care, Ltd.	6,937	8,689,145
Macquarie Korea Infrastructure Fund[2]	750,408	6,032,890
Medy-Tox, Inc.	16,552	11,395,558
Samsung Electro-Mechanics Co., Ltd.	111,720	14,885,976
Samsung Electronics Co., Ltd.	1,289,780	53,986,754
SK Hynix, Inc.	159,790	12,287,127

		107,277,450

Indonesia — 2.0%
PT Bank Central Asia Tbk	16,417,469	24,603,290
PT Telekomunikasi Indonesia Persero Tbk	34,254,475	8,964,011

		33,567,301

Thailand — 2.0%
Bangkok Dusit Medical Services PCL — NVDR	18,168,204	13,709,783
CP ALL PCL — NVDR	3,185,436	7,066,995
Indorama Ventures PCL — NVDR	7,593,442	12,548,776

		33,325,554

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
Philippines — 0.6%
BDO Unibank, Inc.	4,281,150	$10,067,632
Malaysia — 0.4%
Public Bank BHD	1,169,866	6,765,211
Singapore — 0.4%
Sea, Ltd. — ADR**	443,284	6,649,260

Total FAR EAST		1,070,404,266

EUROPE — 14.3%
Russia — 8.4%
Alrosa PJSC	6,339,601	10,094,705
Lukoil PJSC — SP ADR	434,078	29,682,254
Novatek PJSC — SP GDR	59,977	8,894,589
Sberbank of Russia PJSC — SP ADR	3,761,319	54,294,640
Yandex NV — A**	1,053,265	37,812,214

		140,778,402

France — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	58,601	19,517,470
Pernod Ricard SA	68,935	11,262,284

		30,779,754

Hungary — 1.2%
OTP Bank PLC	543,360	19,672,687
Netherlands — 1.1%
Core Laboratories NV	138,152	17,436,164
Switzerland — 0.8%
Wizz Air Holdings PLC[1]**	296,193	14,072,412
Turkey — 0.6%
Turkcell Iletisim Hizmetleri AS	3,430,131	9,087,083
Austria — 0.2%
Erste Group Bank AG	88,646	3,700,873
Germany — 0.2%
Siltronic AG	23,733	3,396,526

Total EUROPE		238,923,901

SOUTH AMERICA — 6.3%
Brazil — 5.0%
Ambev SA — ADR	1,564,397	7,243,158
B3 SA — Brasil Bolsa Balcao	1,727,404	9,154,584
Hypera SA	566,115	4,022,655
Itau Unibanco Holding SA — SP PREF ADR	2,949,816	30,619,090
Localiza Rent a Car SA	2,223,694	13,569,080
Magazine Luiza SA	249,736	8,215,530
Vale SA — SP ADR	859,866	11,023,482

		83,847,579

Argentina — 0.8%
MercadoLibre, Inc.	42,793	12,792,111

	Number of Shares	Value (Note A)
Peru — 0.5%
Credicorp, Ltd.	39,428	$8,876,031

Total SOUTH AMERICA		105,515,721

NORTH AMERICA — 3.8%
Mexico — 2.7%
Arca Continental SAB de CV	1,099,277	6,750,007
Grupo Financiero Banorte SAB de CV — O	2,462,499	14,479,709
Wal-Mart de Mexico SAB de CV	8,937,687	23,590,516

		44,820,232

United States — 1.1%
EPAM Systems, Inc.**	152,641	18,977,856

Total NORTH AMERICA		63,798,088

AFRICA — 3.7%
South Africa — 3.2%
Bidvest Group, Ltd.	872,324	12,528,271
Mr. Price Group, Ltd.	914,411	15,082,532
Naspers, Ltd. — N	34,427	8,746,353
Sasol, Ltd.	138,919	5,092,532
Shoprite Holdings, Ltd.	704,416	11,328,683

		52,778,371

Egypt — 0.5%
Commercial International Bank Egypt SAE	1,726,366	8,229,429

Total AFRICA		61,007,800

MIDDLE EAST — 2.1%
Saudi Arabia — 1.3%
Al Rajhi Bank	964,191	22,187,178
United Arab Emirates — 0.8%
DP World, Ltd.[2]	292,163	6,719,749
NMC Health PLC	149,022	7,044,776

		13,764,525

Total MIDDLE EAST		35,951,703

Total EQUITY SECURITIES (Cost $1,342,230,066)		1,575,601,479

TOTAL INVESTMENTS (COST $1,342,230,066)	94.3%	$1,575,601,479
Other Assets In Excess Of Liabilities	5.7%	94,521,652

Net Assets	100.0%	$1,670,123,131

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2018, these securities amounted to $38,130,167 or 2.3% of net assets. These 144A securities have not been deemed illiquid.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

[2]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC, the Fund’s investment advisor.

**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

SP PREF ADR — Sponsored Preferred American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Regional Weightings*

Asia/Far East Ex-Japan	64.1%
Eastern Europe	10.2%
South America	6.3%
Western Europe	4.1%
North America	3.8%
Africa	3.7%
Middle East	2.1%

Top Ten Holdings*

Tencent Holdings, Ltd.	5.9%
Alibaba Group Holding, Ltd. — SP ADR	3.9%
HDFC Bank, Ltd. — ADR	3.7%
Sberbank of Russia PJSC — SP ADR	3.3%
Samsung Electronics Co., Ltd.	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	2.9%
AIA Group, Ltd.	2.9%
Yandex NV — A	2.3%
Industrial & Commercial Bank of China, Ltd. — H	2.0%
Shanghai International Airport Co., Ltd. — A	1.9%

*	All percentages are stated as a percent of net assets at June 30, 2018.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

Industry	Percent of Net Assets
Airlines	0.8%
Automobiles	0.8%
Beverages	2.5%
Biotechnology	0.7%
Capital Markets	0.9%
Chemicals	2.3%
Commercial Banks	20.3%
Computers & Peripherals	3.2%
Construction & Engineering	0.7%
Construction Materials	0.8%
Diversified Consumer Services	0.5%
Diversified Telecommunication Services	0.5%
Electronic Equipment, Instruments & Components	0.9%
Energy Equipment & Services	1.1%
Food & Staples Retailing	2.5%
Gas Utilities	1.0%
Health Care Providers & Services	1.3%
Hotels, Restaurants & Leisure	1.6%
Household Products	0.8%
Industrial Conglomerates	0.8%
Information Technology Services	4.7%

Industry	Percent of Net Assets
Insurance	6.1%
Internet & Catalog Retail	1.1%
Internet Software & Services	13.5%
Life Sciences Tools & Services	1.2%
Machinery	0.4%
Media	0.5%
Metals & Mining	1.3%
Multiline Retail	0.5%
Oil, Gas & Consumable Fuels	3.9%
Personal Products	0.5%
Pharmaceuticals	1.8%
Real Estate Management & Development	0.8%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	5.1%
Software	0.4%
Specialty Retail	0.9%
Textiles, Apparel & Luxury Goods	3.4%
Tobacco	0.5%
Transportation Infrastructure	2.3%
Wireless Telecommunication Services	0.6%
Other Assets in Excess of Liabilities	5.7%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/18	1 Year	3 Years	5 Years	Since Inception (8/22/11 - 6/30/17)	Since Inception (12/1/08 - 6/30/18)
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	8.16%	–2.18%	2.04%	4.49%	11.28%
MSCI Emerging Markets Small Cap Index-N2	5.64%	2.55%	4.32%	3.37%	13.09%
MSCI Emerging Markets Index-N3	8.20%	5.60%	5.01%	3.87%	10.25%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to August 21, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index-Net (MSCI Emerging Markets Small Cap Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 90.8%
FAR EAST — 69.8%
China — 29.4%
51 Job, Inc. — ADR**	11,686	$1,141,021
Angang Steel Co., Ltd. — H	2,608,000	2,353,503
Baozun, Inc. — SP ADR[1]**	37,700	2,062,190
BEST, Inc. — ADR[1]**	229,408	2,803,366
China Resources Cement Holdings, Ltd.	1,080,914	1,095,298
Chinasoft International, Ltd.	2,298,000	1,792,566
CIMC Enric Holdings, Ltd.	2,976,187	2,833,705
Country Garden Services Holdings Co., Ltd.**	791,000	1,014,258
Fanhua, Inc. — SP ADR[1]	85,263	2,429,996
Future Land Development Holdings, Ltd.	1,444,000	1,306,771
GDS Holdings, Ltd. — ADR[1]**	120,761	4,841,308
Greentown Service Group Co., Ltd.	2,328,696	2,113,327
GreenTree Hospitality Group, Ltd. — ADR[1]**	122,075	2,208,337
Guangzhou Baiyun International Airport Co., Ltd. — A	477,731	943,882
Hangzhou Tigermed Consulting Co., Ltd. — A	260,107	2,428,995
Health and Happiness H&H International Holdings, Ltd.**	323,500	2,230,722
Hua Hong Semiconductor, Ltd.[2]	1,049,000	3,603,364
Huazhu Group, Ltd. — ADR[1]	25,159	1,056,426
Huifu Payment, Ltd.[2]**	1,343,131	1,162,417
Kingdee International Software Group Co., Ltd.	1,100,000	1,125,854
Lee & Man Paper Manufacturing, Ltd.	2,697,312	2,729,767
Li Ning Co., Ltd.**	2,593,310	2,859,199
Maanshan Iron & Steel Co., Ltd. — H	3,959,546	1,761,346
Microport Scientific Corp.	945,403	1,142,350
Noah Holdings, Ltd. — SP ADR[1]**	20,810	1,085,242
Pacific Basin Shipping, Ltd.**	6,000,000	1,644,234
Sichuan Swellfun Co., Ltd. — A	240,976	2,008,830
Silergy Corp.	58,000	1,409,646
Times China Holdings, Ltd.	760,000	1,127,562

	Number of Shares	Value (Note A)
Wisdom Education International Holdings Co., Ltd.	3,022,000	$2,638,511
Wuxi Biologics Cayman, Inc.[2]**	406,328	4,523,905
Xiabuxiabu Catering Management China Holdings Co., Ltd.[2]	1,090,842	2,383,123

		65,861,021

India — 17.1%
Balkrishna Industries, Ltd.	72,566	1,103,079

Bharat Financial Inclusion, Ltd.**	145,248	2,451,716
Britannia Industries, Ltd.	39,105	3,546,503
Crompton Greaves Consumer Electricals, Ltd.	356,958	1,178,485
Dixon Technologies India, Ltd.	25,471	1,089,269
Edelweiss Financial Services, Ltd.	524,941	2,256,369
Eris Lifesciences, Ltd.[2]**	117,775	1,177,578
Escorts, Ltd.	224,634	2,857,801
India Grid Trust[2,3]	2,995,461	4,239,070
Jindal Steel & Power, Ltd.**	815,286	2,654,157
Jubilant Foodworks, Ltd.	102,268	2,069,466
L&T Technology Services, Ltd.[2]	91,555	1,627,719
Larsen & Toubro Infotech, Ltd.[2]	68,811	1,678,621
Oberoi Realty, Ltd.	209,600	1,460,301
Page Industries, Ltd.	8,145	3,306,532
Phoenix Mills, Ltd.	147,742	1,437,420
Quess Corp., Ltd.[2]**	179,265	2,985,613
Sterlite Technologies, Ltd.	282,080	1,133,837

		38,253,536

Taiwan — 9.4%
Airtac International Group	108,000	1,535,595
ASPEED Technology, Inc.	84,553	2,215,847
Chroma ATE, Inc.	368,000	1,979,500
Cub Elecparts, Inc.	137,000	1,752,464
Ennoconn Corp.	79,000	1,146,580
Formosa Sumco Technology Corp.	454,828	2,140,736
Hiwin Technologies Corp.	214,000	2,526,854
Macronix International**	805,563	1,146,709
Nanya Technology Corp.	378,000	1,031,523
Oriental Union Chemical Corp.	1,126,000	1,215,061
TCI Co., Ltd.	155,140	2,396,672
Wiwynn Corp.	119,694	2,076,748

		21,164,289

South Korea — 8.1%
Cafe24 Corp.**	19,798	3,179,759

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
Dentium Co., Ltd.	41,094	$3,292,682
Douzone Bizon Co., Ltd.	25,578	1,422,912
Kginicis Co., Ltd.	53,249	1,039,180
Koh Young Technology, Inc.	20,118	1,841,217
Medy-Tox, Inc.	4,022	2,769,027
Modetour Network, Inc.	23,714	578,753
SkC Kolon Pi, Inc.	88,431	3,927,622

		18,051,152

Thailand — 4.2%
Beauty Community PCL — NVDR	2,337,248	860,683
IRPC PCL — NVDR	14,837,945	2,597,648
Land & Houses PCL — NVDR	11,099,579	3,785,851

TOA Paint Thailand PCL — NVDR	1,923,300	2,206,019

		9,450,201

Cambodia — 0.6%
NagaCorp, Ltd.	1,452,276	1,321,664
Malaysia — 0.5%
Malaysia Airports Holdings BHD	563,800	1,228,231
Indonesia — 0.5%
PT Bank Tabungan Pensiunan Nasional Syariah Tbk**	10,366,700	1,146,631

Total FAR EAST		156,476,725

EUROPE — 5.3%
Russia — 2.2%
Evraz PLC	269,441	1,807,842
Globaltrans Investment PLC — SP GDR	192,943	1,968,019
TCS Group Holding PLC — GDR	56,103	1,161,332

		4,937,193

Poland — 1.6%
Dino Polska SA2**	131,463	3,650,141
United Kingdom — 0.9%
KAZ Minerals PLC**	181,151	2,015,392
Turkey — 0.6%
Tofas Turk Otomobil Fabrikasi AS	228,863	1,198,656

Total EUROPE		11,801,382

NORTH AMERICA — 5.2%
Mexico — 2.6%
Alsea SAB de CV	602,800	2,076,690
Banco del Bajio SA2	1,219,300	2,563,813
Grupo Aeroportuario del Centro Norte SAB de CV — ADR[1]	29,575	1,231,799

		5,872,302

	Number of Shares	Value (Note A)
Canada — 1.8%
Gran Tierra Energy, Inc.[1]**	831,040	$2,867,088
Pan American Silver Corp.[1]	65,120	1,165,648

		4,032,736

United States — 0.8%
Diamond Offshore Drilling, Inc.[1]**	79,803	1,664,691

Total NORTH AMERICA		11,569,729

SOUTH AMERICA — 4.1%
Brazil — 4.1%
Azul SA — ADR[1]**	84,707	1,385,807
Iochpe Maxion SA	31,614	170,479
Lojas Renner SA	300,700	2,245,309
Magazine Luiza SA	42,313	1,391,965
Metalurgica Gerdau SA — Pref.	1,771,747	2,815,961
Rumo SA**	328,600	1,186,970

Total SOUTH AMERICA		9,196,491

AFRICA — 3.9%
South Africa — 3.3%
Clicks Group, Ltd.	226,002	3,237,920
Kumba Iron Ore, Ltd.	91,736	1,971,212

Pick n Pay Stores, Ltd.	421,429	2,297,391

		7,506,523

Kenya — 0.6%
Safaricom PLC	4,396,410	1,284,736

Total AFRICA		8,791,259

MIDDLE EAST — 2.5%
United Arab Emirates — 1.5%
NMC Health PLC	70,691	3,341,804
Israel — 1.0%
Frutarom Industries, Ltd.	23,822	2,334,501

Total MIDDLE EAST		5,676,305

Total EQUITY SECURITIES (Cost $188,967,145)		203,511,891

PURCHASED PUT OPTIONS — 0.6%
iShares China Large-Cap Index ETF, Exercise Price $43.00, Notional Amount $43,000,000, Expiration Date July 13, 2018**	10,000	760,000
iShares MSCI Emerging Markets Index ETF, Exercise Price $43.00, Notional Amount $43,000,000, Expiration Date July 13, 2018**	10,000	500,000

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
iShares MSCI Mexico Index ETF, Exercise Price $44.00, Notional Amount $22,000,000, Expiration Date July 6, 2018**	5,000	$100,000
WisdomTree India Earnings ETF, Exercise Price $24.00, Notional Amount $12,000,000, Expiration Date July 20, 2018**	5,000	75,000

Total PURCHASED PUT OPTIONS (Premiums paid $1,568,634)		1,435,000

TOTAL INVESTMENTS (COST $190,535,779)	91.4%	$204,946,891
Other Assets In Excess Of Liabilities	8.6%	19,171,127

Net Assets	100.0%	$224,118,018

WRITTEN PUT OPTIONS — (0.1%)
iShares China Large-Cap Index ETF, Exercise Price $41.00, Notional Amount ($41,000,000), Expiration Date July 13, 2018**	(10,000)	(190,000)
iShares MSCI Emerging Markets Index ETF, Exercise Price $41.00, Notional Amount ($41,000,000), Expiration Date July 13, 2018**	(10,000)	(100,000)

	Number of Shares	Value (Note A)
iShares MSCI Mexico Index ETF, Exercise Price $42.00, Notional Amount ($21,000,000), Expiration Date July 6, 2018**	(5,000)	$(20,000)

Total WRITTEN PUT OPTIONS (Premiums received $325,301)		$(310,000)

[1]	All or a portion of the security is pledged as collateral for derivatives transactions.

[2]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2018, these securities amounted to $29,595,364 or 13.2% of net assets. These 144A securities have not been deemed illiquid, unless otherwise noted.

[3]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC, the Fund’s investment adviser.

**	Non-income producing security

ADR — American Depository Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	69.8%
North America	5.2%
Eastern Europe	4.4%
South America	4.1%
Africa	3.9%
Middle East	2.5%
Western Europe	0.9%

Top Ten Holdings(a)

GDS Holdings, Ltd. — ADR	2.2%
Wuxi Biologics Cayman, Inc.	2.0%
India Grid Trust	1.9%
SKCKOLONPI, Inc.	1.8%
Land & Houses PCL — NVDR	1.7%
Dino Polska SA	1.6%
Hua Hong Semiconductor, Ltd.	1.6%
Britannia Industries, Ltd.	1.6%
NMC Health PLC	1.5%
Page Industries, Ltd.	1.5%

(a)	All percentages are stated as a percent of net assets at June 30, 2018.

(b)	Excludes purchased options.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
INR 330,025,000	USD 4,831,991	GSC	07/16/18	$(25,052)
USD 5,000,000	INR 330,025,000	GSC	07/16/18	193,061

				$168,009

INR — Indian Rupee

GSC — Goldman Sachs & Co

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

Industry	Percent of Net Assets
Air Freight & Logistics	1.3%
Auto Components	1.3%
Automobiles	0.5%
Beverages	0.9%
Biotechnology	1.2%
Capital Markets	1.5%
Chemicals	4.3%
Commercial Banks	2.2%
Commercial Services & Supplies	1.4%
Communications Equipment	0.5%
Computers & Peripherals	1.4%
Construction Materials	0.5%
Consumer Finance	1.1%
Diversified Consumer Services	1.2%
Electric Utilities	1.9%
Electronic Equipment, Instruments & Components	0.9%
Energy Equipment & Services	0.7%
Food & Staples Retailing	4.1%
Food Products	2.6%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	5.2%
Household Durables	1.0%
Information Technology Services	4.7%

Industry	Percent of Net Assets
Insurance	1.1%
Internet Software & Services	2.3%
Life Sciences Tools & Services	3.1%
Machinery	4.4%
Marine	0.7%
Media	0.6%
Metals & Mining	7.4%
Multiline Retail	1.6%
Oil, Gas & Consumable Fuels	2.4%
Other	0.6%
Paper & Forest Products	1.2%
Personal Products	1.1%
Pharmaceuticals	0.5%
Professional Services	2.6%
Real Estate Management & Development	4.1%
Road & Rail	1.4%
Semiconductors & Semiconductor Equipment	6.0%
Software	1.1%
Specialty Retail	0.4%
Textiles, Apparel & Luxury Goods	2.8%
Transportation Infrastructure	1.5%
Wireless Telecommunication Services	0.6%
Other Assets in Excess of Liabilities	8.6%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $250,000 investment (minimum investment) in the Fund since May 4, 2015 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/18	1 Year	3 Years	Since Inception (5/4/15 - 6/30/18)
Driehaus Frontier Emerging Markets Fund (DRFRX)[1]	–0.91%	2.64%	1.75%
MSCI Frontier Markets Index-N2	1.69%	2.15%	0.81%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Frontier Markets Index-Net (MSCI Frontier Markets Index-N) provides broad representation of the equity opportunity set in frontier markets while taking investability requirements into consideration within each market. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.1%
FAR EAST — 33.0%
Vietnam — 20.6%
Airports Corp. of Vietnam JSC	450,600	$1,795,845
Bank for Foreign Trade of Vietnam JSC	6	15
Ho Chi Minh City Development Joint Stock Commercial Bank	474,200	746,666
Mobile World Investment Corp.	100,000	620,685
Nam Long Investment Corp.	236,458	288,382
Refrigeration Electrical Engineering Corp.	125,000	173,683
Saigon Securities, Inc.	423,030	525,137
Viet Capital Securities JSC	53,440	192,033
Vietjet Aviation JSC	32,947	203,494
Vietnam Prosperity JSC Bank**	175,845	219,821
Vincom Retail JSC**	454,520	768,141
Vinhomes JSC[1]**	80,000	391,663

		5,925,565

Bangladesh — 8.5%
Beximco Pharmaceuticals, Ltd.	289,708	325,032
BRAC Bank, Ltd.**	618,654	526,294
British American Tobacco Bangladesh Co., Ltd.	17,112	706,745
Delta Brac Housing Finance Corp., Ltd.	155,644	243,615
GrameenPhone, Ltd.	44,215	205,451
Square Pharmaceuticals, Ltd.	121,067	423,977

		2,431,114

Thailand — 1.4%
Beauty Community PCL — NVDR	414,512	152,642
TOA Paint Thailand PCL — NVDR	223,800	256,698

		409,340

Cambodia — 1.3%
NagaCorp, Ltd.	402,000	365,846
Sri Lanka — 1.2%
Ceylon Cold Stores PLC	56,423	353,579

Total FAR EAST		9,485,444

AFRICA — 21.3%
Egypt — 9.3%
Eastern Tobacco	45,959	463,752
Edita Food Industries SAE	232,452	240,378
Egyptian Financial Group- Hermes Holding Co.**	198,008	254,787
ElSewdy Electric Co.	35,200	392,749
Ezz Steel**	171,104	280,710

	Number of Shares	Value (Note A)
Ghabbour Auto**	1,195,735	$372,957
Ibnsina Pharma SAE**	593,824	395,661
Sidi Kerir Petrochemicals Co.	173,966	253,218

		2,654,212

Nigeria — 7.2%
Dangote Cement PLC	651,669	412,814
Guaranty Trust Bank PLC	9,563,602	1,071,441
Zenith Bank PLC	8,299,845	573,986

		2,058,241

Kenya — 2.0%
Safaricom PLC	1,953,461	570,848
Morocco — 1.7%
Societe d’Exploitation des Ports	28,797	497,884
Ghana — 0.6%
FAN Milk, Ltd.**	62,000	177,354
Botswana — 0.5%
Letshego Holdings, Ltd.	819,580	145,148

Total AFRICA		6,103,687

MIDDLE EAST — 20.4%
Kuwait — 8.0%
Human Soft Holding Co. KSC	32,538	376,377
Kuwait Finance House KSCP	396,291	705,535
National Bank of Kuwait SAKP	487,273	1,207,117

		2,289,029

Saudi Arabia — 6.5%
Mouwasat Medical Services Co.	13,371	335,135
Samba Financial Group	66,536	576,592
Saudi Co. For Hardware LLC	5,333	163,814
United International Transportation Co.	85,300	810,843

		1,886,384

Jordan — 2.8%
Al-Eqbal Investment Co. PLC**	18,494	808,054
United Arab Emirates — 1.6%
NMC Health PLC	9,787	462,665
Pakistan — 1.5%
Engro Polymer & Chemicals, Ltd.	632,500	163,320
Pakistan Stock Exchange, Ltd.	1,605,500	261,084

		424,404

Total MIDDLE EAST		5,870,536

EUROPE — 12.9%
Romania — 5.8%
Banca Transilvania	716,669	430,685

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
BRD-Groupe Societe Generale SA	78,224	$256,983
Fondul Proprietatea SA	3,616,304	800,474
Transgaz SA Medias	2,353	193,253

		1,681,395

Georgia — 1.9%
Georgia Healthcare Group PLC[1]**	51,988	172,557
TBC Bank Group PLC	16,336	376,427

		548,984

Luxembourg — 1.6%
Globant SA**	7,883	447,676
Ukraine — 1.5%
MHP SE — GDR	32,609	433,700
Switzerland — 1.3%
Wizz Air Holdings PLC[1]**	7,900	375,337
United Kingdom — 0.8%
KAZ Minerals PLC**	20,137	224,034

Total EUROPE		3,711,126

SOUTH AMERICA — 7.5%
Argentina — 7.5%
Banco Macro SA — ADR	4,729	278,018
Grupo Financiero Galicia SA — ADR	28,206	930,234
Grupo Supervielle SA — SP ADR	20,548	217,398
Holcim Argentina SA	105,171	199,979
Telecom Argentina SA — SP ADR	29,000	514,460

Total SOUTH AMERICA		2,140,089

Total EQUITY SECURITIES (Cost $24,994,199)		27,310,882

EQUITY CERTIFICATES — 0.3%
FAR EAST — 0.3%
Vietnam — 0.3%
Nam Long Investment Corp.[2]	78,079	95,224

Total FAR EAST		95,224

Total EQUITY CERTIFICATES (Cost $57,058)		95,224

TOTAL INVESTMENTS (COST $25,051,257)	95.4%	$27,406,106
Other Assets In Excess Of Liabilities	4.6%	1,332,494

Net Assets	100.0%	$28,738,600

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2018, these securities amounted to $939,557 or 3.3% of net assets. These 144A securities have not been deemed illiquid.

[2]

Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2018, the value of this restricted security amounted to $95,224 or 0.3% of net assets. This security has not been deemed illiquid.

**	Non-income producing security

Additional information on each restricted security is as follows:

Security	Counter- Party	Acquisition Date(s)	Acquisition Cost
Nam Long Investment Corp.	MACQ	05/04/15 to 04/10/18	$57,058

ADR — American Depository Receipt

GDR — Global Depository Receipt

MACQ — Macquarie Capital Group, Ltd.

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2018 (unaudited)

Regional Weightings*

Asia/Far East Ex-Japan	33.3%
Africa	21.3%
Middle East	20.4%
Eastern Europe	9.2%
South America	7.5%
Western Europe	3.7%

Top Ten Holdings*

Airports Corp. of Vietnam JSC	6.2%
National Bank of Kuwait SAKP	4.2%
Guaranty Trust Bank PLC	3.7%
Grupo Financiero Galicia SA — ADR	3.2%
United International Transportation Co.	2.8%
Al-Eqbal Investment Co. PLC	2.8%
Fondul Proprietatea SA	2.8%
Vincom Retail JSC	2.7%
Ho Chi Minh City Development Joint Stock Commercial Bank	2.6%
British American Tobacco Bangladesh Co., Ltd.	2.5%

*	All percentages are stated as a percent of net assets at June 30, 2018.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2018 (unaudited)

Industry	Percent of Net Assets
Airlines	2.0%
Automobiles	1.3%
Beverages	1.2%
Capital Markets	4.3%
Chemicals	2.3%
Commercial Banks	28.2%
Construction Materials	2.1%
Consumer Finance	1.3%
Diversified Consumer Services	1.3%
Diversified Financial Services	2.8%
Diversified Telecommunication Services	1.8%
Electrical Equipment	1.4%
Food Products	3.0%
Health Care Providers & Services	4.8%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	1.3%
Industrial Conglomerates	0.6%
Metals & Mining	1.8%
Oil, Gas & Consumable Fuels	0.7%
Pharmaceuticals	2.6%
Real Estate Management & Development	5.4%
Road & Rail	2.8%
Software	1.5%
Specialty Retail	3.3%
Tobacco	6.9%
Transportation Infrastructure	8.0%
Wireless Telecommunication Services	2.7%
Other Assets in Excess of Liabilities	4.6%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/18	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund (DRIOX)[1]	18.20%	10.49%	11.56%	6.71%
MSCI AC World ex USA Small Cap Growth Index-N2	13.67%	8.57%	9.73%	5.40%

[1]	The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Net (MSCI AC World ex USA Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.6%
EUROPE — 48.2%
United Kingdom — 14.7%
Abcam PLC	183,204	$3,225,388
ASOS PLC**	21,067	1,696,548
Aveva Group PLC	154,844	5,488,980
Balfour Beatty PLC	1,062,519	3,978,206
Burford Capital, Ltd.	227,380	4,489,264
Cranswick PLC	34,931	1,556,341
Croda International PLC	98,132	6,219,050
Dechra Pharmaceuticals PLC	77,863	2,858,772
IQE PLC**	1,296,480	1,746,959
Oxford Biomedica PLC**	179,069	2,329,939
Rentokil Initial PLC	733,837	3,397,429
Spirax-Sarco Engineering PLC	28,042	2,412,947
Stock Spirits Group PLC	510,283	1,535,455
Vesuvius PLC	595,037	4,696,090

		45,631,368

Germany — 9.4%
ADO Properties SA1	56,546	3,074,566
CANCOM SE	24,737	2,527,691
Carl Zeiss Meditec AG	56,017	3,823,608
MTU Aero Engines AG	24,212	4,654,033
Norma Group SE	15,744	1,080,170
Puma SE	10,840	6,342,142
Scout24 AG1	61,121	3,243,379
STRATEC Biomedical AG	17,972	1,404,079
TAG Immobilien AG	143,839	3,162,976

		29,312,644

Italy — 3.9%
DiaSorin SpA	40,615	4,633,936
Maire Tecnimont SpA	497,676	2,237,569
Moncler SpA	35,017	1,594,823
Prysmian SpA	54,812	1,365,323
Retelit SpA	1,232,232	2,335,501

		12,167,152

Netherlands — 2.7%
Aalberts Industries NV	67,924	3,253,778
OCI NV**	54,553	1,473,545
Rhi Magnesita NV	59,548	3,615,066

		8,342,389

Sweden — 2.6%
Com Hem Holding AB	207,677	3,375,976
Elekta AB — B	355,842	4,688,013

		8,063,989

Switzerland — 2.5%
Bucher Industries AG	2,344	786,777
Burckhardt Compression Holding AG	10,764	3,832,562
Tecan Group AG	12,706	3,092,140

		7,711,479

	Number of Shares	Value (Note A)
Luxembourg — 2.2%
B&M European Value Retail SA	299,171	$1,595,510
Befesa SA1	40,043	2,155,741
Corestate Capital Holding SA	57,402	3,066,812

		6,818,063

France — 2.2%
Maisons du Monde SA1	37,584	1,384,311
Teleperformance	30,300	5,353,657

		6,737,968

Denmark — 2.0%
FLSmidth & Co., AS	46,302	2,771,610
GN Store Nord AS	34,963	1,593,624
Royal Unibrew AS	22,007	1,754,020

		6,119,254

Norway — 1.9%
Petroleum Geo-Services ASA**	832,049	3,901,595
Sbanken ASA[1]	204,391	2,148,222

		6,049,817

Spain — 1.9%
Fluidra SA	202,576	3,245,720
Masmovil Ibercom SA**	22,787	2,650,425

		5,896,145

Portugal — 1.0%
Mota-Engil SGPS SA	903,464	3,033,316
Finland — 0.7%
Amer Sports OYJ	74,585	2,353,455
Poland — 0.5%
Dino Polska SA1**	52,839	1,467,103

Total EUROPE		149,704,142

FAR EAST — 25.2%
Japan — 13.9%
Arata Corp.	40,468	2,448,951
Fuji Electric Co., Ltd.	462,900	3,528,768
Ichikoh Industries, Ltd.	483,234	5,783,183
Kose Corp.	12,561	2,708,134
Kusuri no Aoki Holdings Co., Ltd.	21,109	1,405,169
Minebea Mitsumi, Inc.	115,910	1,961,932
Miura Co., Ltd.	76,836	1,868,937
NET One Systems Co., Ltd.	96,427	1,659,156
Nichias Corp.	120,627	1,512,264
Nihon M&A Center, Inc.	97,505	2,831,401
NOK Corp.	70,577	1,366,726
PALTAC Corp.	56,726	3,268,860
Ryohin Keikaku Co., Ltd.	8,575	3,020,593
Shimadzu Corp.	101,039	3,057,225
TechnoPro Holdings, Inc.	64,989	3,997,427
Tokyo Tatemono Co., Ltd.	207,832	2,855,191

		43,273,917

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
China — 5.0%
3SBio, Inc.[1]	559,971	$1,271,883
CIMC Enric Holdings, Ltd.	3,762,248	3,582,134
GDS Holdings, Ltd. — ADR**	87,959	3,526,276
Goodbaby International Holdings, Ltd.	3,378,233	2,045,300
Haier Electronics Group Co., Ltd.	821,130	2,810,154
Li Ning Co., Ltd.**	2,011,960	2,218,244

		15,453,991

South Korea — 3.0%
CJ Logistics Corp.**	21,057	3,174,137
Douzone Bizon Co., Ltd.	12,896	717,409
Hotel Shilla Co., Ltd.	36,136	4,004,303
Koh Young Technology, Inc.	17,094	1,564,458

		9,460,307

Australia — 2.6%
Bapcor, Ltd.	975,930	4,730,653
NEXTDC, Ltd.**	576,959	3,227,958

		7,958,611

Philippines — 0.7%
Megawide Construction Corp.	5,353,859	2,011,428

Total FAR EAST		78,158,254

NORTH AMERICA — 14.3%
Canada — 14.3%
ATS Automation Tooling Systems, Inc.**	214,666	3,190,639
CAE, Inc.	338,509	7,032,047
Canada Goose Holdings, Inc.**	66,234	3,897,871
CES Energy Solutions Corp.	719,519	2,457,415
Kelt Exploration, Ltd.**	274,078	1,861,725
Kinaxis, Inc.**	68,191	4,590,502
Kirkland Lake Gold, Ltd.	152,990	3,239,829
Martinrea International, Inc.	319,642	3,428,252
Methanex Corp.	22,695	1,604,782
Parex Resources, Inc.**	97,825	1,846,892
Parkland Fuel Corp.	320,717	7,879,785
Russel Metals, Inc.	75,899	1,551,292
Trican Well Service, Ltd.**	784,615	1,784,505

Total NORTH AMERICA		44,365,536

	Number of Shares	Value (Note A)
SOUTH AMERICA — 2.3%
Brazil — 2.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	854,708	$2,421,388
Marcopolo SA — Pref.	2,303,198	1,972,939
Rumo SA**	736,839	2,661,613

Total SOUTH AMERICA		7,055,940

AFRICA — 1.8%
South Africa — 1.8%
Clicks Group, Ltd.	206,218	2,954,476
Pick n Pay Stores, Ltd.	464,276	2,530,968

Total AFRICA		5,485,444

MIDDLE EAST — 0.8%
Israel — 0.8%
Mellanox Technologies, Ltd.**	30,983	2,611,867

Total MIDDLE EAST		2,611,867

Total EQUITY SECURITIES (Cost $244,516,193)		287,381,183

TOTAL INVESTMENTS (COST $244,516,193)	92.6%	$287,381,183
Other Assets In Excess Of Liabilities	7.4%	23,059,808

Net Assets	100.0%	$310,440,991

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2018, these securities amounted to $14,745,205 or 4.7% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

Regional Weightings*

Western Europe	47.7%
North America	14.3%
Japan	13.9%
Asia/Far East Ex-Japan	11.3%
South America	2.3%
Africa	1.8%
Middle East	0.8%
Eastern Europe	0.5%

Top Ten Holdings*

Parkland Fuel Corp.	2.5%
CAE, Inc.	2.3%
Puma SE	2.0%
Croda International PLC	2.0%
Ichikoh Industries, Ltd.	1.9%
Aveva Group PLC	1.8%
Teleperformance	1.7%
Bapcor, Ltd.	1.5%
Vesuvius PLC	1.5%
Elekta AB — B	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2018.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.8%
Auto Components	3.4%
Beverages	1.1%
Biotechnology	2.2%
Building Products	0.5%
Capital Markets	1.4%
Chemicals	3.0%
Commercial Banks	0.7%
Commercial Services & Supplies	1.8%
Construction & Engineering	4.5%
Construction Materials	1.2%
Distributors	3.4%
Diversified Telecommunication Services	2.7%
Electrical Equipment	1.6%
Electronic Equipment, Instruments & Components	1.0%
Energy Equipment & Services	2.6%
Food & Staples Retailing	2.7%
Food Products	0.5%
Health Care Equipment & Supplies	5.2%
Household Durables	1.7%

Industry	Percent of Net Assets
Internet & Catalog Retail	0.5%
Internet Software & Services	2.1%
Information Technology Services	2.5%
Leisure Equipment & Products	1.4%
Life Sciences Tools & Services	1.0%
Machinery	10.3%
Metals & Mining	1.0%
Multiline Retail	1.5%
Oil, Gas & Consumable Fuels	3.7%
Personal Products	0.9%
Pharmaceuticals	0.9%
Professional Services	3.9%
Real Estate Management & Development	3.9%
Road & Rail	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Software	3.5%
Specialty Retail	1.7%
Textiles, Apparel & Luxury Goods	4.5%
Trading Companies & Distributors	0.5%
Other Assets in Excess of Liabilities	7.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/18	1 Year	3 Years	Since Inception (11/18/13 - 6/30/18)	5 Years	10 Years
Driehaus Micro Cap Growth Fund (DMCRX)[1]	39.27%	14.61%	17.05%	19.25%	13.54%
Russell Microcap® Growth Index[2]	19.63%	6.18%	8.91%	11.65%	10.30%

[1]

The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for periods prior to November 18, 2016, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the micro cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate microcap growth manager's opportunity set.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.6%
HEALTH CARE — 34.1%
Biotechnology — 15.4%
Adamas Pharmaceuticals, Inc.**	66,082	$1,706,898
Adverum Biotechnologies, Inc.**	489,199	2,592,755
Arena Pharmaceuticals, Inc.**	84,814	3,697,890
Argenx SE — ADR**	40,833	3,383,422
Array BioPharma, Inc.**	552,888	9,277,461
Atara Biotherapeutics, Inc.**	78,208	2,874,144
Avrobio, Inc.**	81,134	2,317,187
Blueprint Medicines Corp.**	35,358	2,244,526
CareDx, Inc.**	149,079	1,824,727
Clementia Pharmaceuticals, Inc.**	158,744	2,089,071
CTI BioPharma Corp.**	226,045	1,125,704
Deciphera Pharmaceuticals, Inc.**	66,503	2,616,893
Global Blood Therapeutics, Inc.**	90,179	4,076,091
Loxo Oncology, Inc.**	58,789	10,198,716
Mirati Therapeutics, Inc.**	113,987	5,619,559
Natera, Inc.**	271,179	5,103,589
Ovid Therapeutics, Inc.**	106,456	830,357
Sesen Bio, Inc.**	878,001	1,712,102
TapImmune, Inc.**	124,561	1,174,610
Vericel Corp.**	314,894	3,054,472

		67,520,174

Health Care Equipment & Supplies — 11.9%
AxoGen, Inc.**	77,144	3,876,486
Cerus Corp.**	510,791	3,406,976
CryoLife, Inc.**	61,205	1,704,559
CryoPort, Inc.**	94,413	1,489,837
Inogen, Inc.**	48,015	8,946,635
IntriCon Corp.**	65,395	2,635,419
iRhythm Technologies, Inc.**	72,866	5,911,619
Neuronetics, Inc.**	80,593	2,144,580
Nuvectra Corp.**	117,911	2,420,713
OrthoPediatrics Corp.**	162,002	4,315,733
Sientra, Inc.**	240,543	4,692,994
Tactile Systems Technology, Inc.**	204,432	10,630,464

		52,176,015

Pharmaceuticals — 3.2%
Aclaris Therapeutics, Inc.**	75,127	1,500,286
Foamix Pharmaceuticals, Ltd.[1]**	227,869	1,141,624
Intersect ENT, Inc.**	59,299	2,220,748
MyoKardia, Inc.**	58,058	2,882,580
Optinose, Inc.**	106,480	2,979,310
Tricida, Inc.**	119,768	3,581,063

		14,305,611

	Number of Shares	Value (Note A)
Health Care Technology — 2.3%
Inspire Medical Systems, Inc.**	83,684	$2,984,171
Tabula Rasa HealthCare, Inc.**	39,392	2,514,391
Teladoc, Inc.**	77,587	4,503,925

		10,002,487

Life Sciences Tools & Services — 0.9%
Codexis, Inc.**	270,226	3,891,254
Health Care Providers & Services — 0.4%
PetIQ, Inc.**	59,674	1,602,844

Total HEALTH CARE		149,498,385

INFORMATION TECHNOLOGY — 19.2%
Internet Software & Services — 7.6%
Alteryx, Inc. — A**	69,895	2,667,193
Bandwidth, Inc. — A**	119,307	4,531,280
Cardlytics, Inc.**	81,688	1,777,531
Five9, Inc.**	91,642	3,168,064
Instructure, Inc.**	103,790	4,416,265
Mimecast, Ltd.**	167,323	6,895,381
Q2 Holdings, Inc.**	50,764	2,896,086
QuinStreet, Inc.**	427,551	5,429,898
ShotSpotter, Inc.**	47,528	1,802,737

		33,584,435

Software — 7.2%
Altair Engineering, Inc. — A**	240,410	8,217,214
Asure Software, Inc.**	158,057	2,521,009
Carbon Black, Inc.**	81,622	2,122,172
Everbridge, Inc.**	99,534	4,719,902
Smartsheet, Inc. — A**	63,156	1,640,161
Talend SA — ADR**	73,265	4,562,944
Upland Software, Inc.**	139,325	4,788,600
Zscaler, Inc.**	85,526	3,057,555

		31,629,557

Information Technology Services — 2.4%
Everi Holdings, Inc.**	389,400	2,803,680
I3 Verticals, Inc. — A**	207,203	3,153,630
Virtusa Corp.**	92,462	4,501,050

		10,458,360

Computers & Peripherals — 1.0%
USA Technologies, Inc.**	309,884	4,338,376
Semiconductors & Semiconductor Equipment — 0.5%
Adesto Technologies Corp.**	245,398	2,061,343
Communications Equipment — 0.5%
RADCOM, Ltd.**	103,348	2,041,123

Total INFORMATION TECHNOLOGY		84,113,194

CONSUMER DISCRETIONARY — 18.6%
Hotels, Restaurants & Leisure — 6.2%
BJ’s Restaurants, Inc.	74,395	4,463,700

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
Carrols Restaurant Group, Inc.**	190,444	$2,828,093
Century Casinos, Inc.**	294,632	2,578,030
Eldorado Resorts, Inc.**	93,681	3,662,927
Golden Entertainment, Inc.**	123,563	3,334,965
Monarch Casino & Resort, Inc.**	50,432	2,221,530
Noodles & Co.**	133,517	1,642,259
PlayAGS, Inc.**	147,505	3,992,960
Wingstop, Inc.	44,740	2,331,849

		27,056,313

Leisure Equipment & Products — 4.0%
Callaway Golf Co.	242,782	4,605,575
Malibu Boats, Inc. — A**	172,709	7,243,415
MCBC Holdings, Inc.**	193,193	5,592,937

		17,441,927

Textiles, Apparel & Luxury Goods — 3.1%
Crocs, Inc.**	278,406	4,902,730
G-III Apparel Group, Ltd.**	79,006	3,507,866
Movado Group, Inc.	107,979	5,215,386

		13,625,982

Specialty Retail — 1.8%
Boot Barn Holdings, Inc.**	197,161	4,091,091
Citi Trends, Inc.	59,277	1,626,561
Zumiez, Inc.**	83,063	2,080,728

		7,798,380

Household Durables — 1.4%
Skyline Champion Corp.	121,679	4,263,632
The Lovesac Co.**	93,520	1,940,540

		6,204,172

Diversified Consumer Services — 1.2%
Career Education Corp.**	151,783	2,454,331
Chegg, Inc.**	108,245	3,008,129

		5,462,460

Auto Components — 0.9%
Stoneridge, Inc.**	116,470	4,092,756

Total CONSUMER DISCRETIONARY		81,681,990

INDUSTRIALS — 11.3%
Machinery — 2.8%
Columbus McKinnon Corp.	117,578	5,098,182
Kadant, Inc.	29,040	2,792,196
Kornit Digital, Ltd.**	146,352	2,605,066
Spartan Motors, Inc.	124,384	1,878,198

		12,373,642

Road & Rail — 1.6%
Saia, Inc.**	49,944	4,037,972
US Xpress Enterprises, Inc. — A**	181,754	2,751,756

		6,789,728

	Number of Shares	Value (Note A)
Construction & Engineering — 1.5%
NV5 Global, Inc.**	62,580	$4,336,794
Sterling Construction Co., Inc.**	165,461	2,155,957

		6,492,751

Electrical Equipment — 1.1%
TPI Composites, Inc.**	168,608	4,930,098
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.**	72,733	4,595,271
Trading Companies & Distributors — 0.8%
SiteOne Landscape Supply, Inc.**	41,188	3,458,556
Commercial Services & Supplies — 0.8%
Team, Inc.**	145,205	3,354,236
Building Products — 0.6%
PGT Innovations, Inc.**	135,711	2,829,574
Air Freight & Logistics — 0.6%
Echo Global Logistics, Inc.**	91,797	2,685,062
Marine — 0.5%
Seaspan Corp.	193,461	1,969,433

Total INDUSTRIALS		49,478,351

CONSUMER STAPLES — 7.0%
Food Products — 2.9%
Calavo Growers, Inc.	37,996	3,653,315
Freshpet, Inc.**	193,193	5,303,148
Limoneira Co.	152,138	3,744,116

		12,700,579

Beverages — 1.9%
MGP Ingredients, Inc.	57,614	5,116,699
Primo Water Corp.**	172,776	3,021,852

		8,138,551

Personal Products — 1.2%
Medifast, Inc.	33,828	5,417,893
Food & Staples Retailing — 1.0%
The Chefs’ Warehouse, Inc.**	152,559	4,347,932

Total CONSUMER STAPLES		30,604,955

FINANCIALS — 6.7%
Commercial Banks — 3.7%
Live Oak Bancshares, Inc.	194,279	5,954,651
Preferred Bank/Los Angeles CA	60,141	3,696,266
TriState Capital Holdings, Inc.**	110,329	2,879,587
Triumph Bancorp, Inc.**	96,386	3,927,730

		16,458,234

Thrifts & Mortgage Finance — 1.5%
Meta Financial Group, Inc.	41,897	4,080,768
Sterling Bancorp, Inc.	187,983	2,511,453

		6,592,221

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
Insurance — 1.5%
Goosehead Insurance, Inc. — A**	164,773	$4,112,734
Kinsale Capital Group, Inc.	45,156	2,477,258

		6,589,992

Total FINANCIALS		29,640,447

ENERGY — 1.9%
Energy Equipment & Services — 1.2%
Cactus, Inc. — A**	88,294	2,983,454
Mammoth Energy Services, Inc.**	64,925	2,204,853

		5,188,307

Oil, Gas & Consumable Fuels — 0.7%
Penn Virginia Corp.**	19,508	1,656,034
Scorpio Tankers, Inc.	521,720	1,466,033

		3,122,067

Total ENERGY		8,310,374

	Number of Shares	Value (Note A)
MATERIALS — 0.8%
Chemicals — 0.8%
KMG Chemicals, Inc.	47,217	$3,483,670

Total MATERIALS		3,483,670

Total EQUITY SECURITIES (Cost $311,798,183)		436,811,366

TOTAL INVESTMENTS (COST $311,798,183)	99.6%	$436,811,366
Other Assets In Excess Of Liabilities	0.4%	1,539,359

Net Assets	100.0%	$438,350,725

[1]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC, the Fund’s investment advisor.

**	Non-income producing security

ADR — American Depository Receipt

Top Ten Holdings*

Tactile Systems Technology, Inc.	2.4%
Loxo Oncology, Inc.	2.3%
Array BioPharma, Inc.	2.1%
Inogen, Inc.	2.0%
Altair Engineering, Inc. — A	1.9%
Malibu Boats, Inc. — A	1.7%
Mimecast, Ltd.	1.6%
Live Oak Bancshares, Inc.	1.4%
iRhythm Technologies, Inc.	1.3%
Mirati Therapeutics, Inc.	1.3%

*	All percentages are stated as a percent of net assets at June 30, 2018.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.0%
Air Freight & Logistics	0.6%
Auto Components	0.9%
Beverages	1.9%
Biotechnology	15.4%
Building Products	0.6%
Chemicals	0.8%
Commercial Banks	3.7%
Commercial Services & Supplies	0.8%
Communications Equipment	0.5%
Computers & Pheripherals	1.0%
Construction & Engineering	1.5%
Diversified Consumer Services	1.2%
Electrical Equipment	1.1%
Energy Equipment & Services	1.2%
Food & Staples Retailing	1.0%
Food Products	2.9%
Health Care Equipment & Supplies	11.9%
Health Care Providers & Services	0.4%
Health Care Technology	2.3%
Hotels, Restaurants & Leisure	6.2%

Industry	Percent of Net Assets
Household Durables	1.4%
Information Technology Services	2.4%
Insurance	1.5%
Internet Software & Services	7.6%
Leisure Equipment & Products	4.0%
Life Sciences Tools & Services	0.9%
Machinery	2.8%
Marine	0.5%
Oil, Gas & Consumable Fuels	0.7%
Personal Products	1.2%
Pharmaceuticals	3.2%
Road & Rail	1.6%
Semiconductors & Semiconductor Equipment	0.5%
Software	7.2%
Specialty Retail	1.8%
Textiles, Apparel & Luxury Goods	3.1%
Thrifts & Mortgage Finance	1.5%
Trading Companies & Distributors	0.8%
Other Assets in Excess of Liabilities	0.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only	Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/18	Since Inception (8/21/17 - 6/30/18)	1 Year	3 Years	5 Years	10 Years
Driehaus Small Cap Growth Fund Investor Class (DVSMX)[1]	42.48%	37.75%	15.51%	18.19%	11.11%
Driehaus Small Cap Growth Fund Institutional Class (DNSMX)[1]	42.79%	38.04%	15.60%	18.24%	11.13%
Russell 2000® Growth Index[2]	25.93%	21.86%	10.60%	13.65%	11.24%

[1]

The Driehaus Small Cap Growth Fund (“the Fund”) performance shown above includes the performance of the Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Partnership was managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Partnership’s assets together with the assets of the Driehaus Institutional Small Cap Recovery Fund, L.P., Driehaus Small Cap Recovery Fund, L.P. and Driehaus Small Cap Investors, L.P. (together, the “Limited Partnerships”) on August 21, 2017. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.6%
HEALTH CARE — 28.2%
Biotechnology — 12.8%
Adamas Pharmaceuticals, Inc.**	9,824	$253,754
Arena Pharmaceuticals, Inc.**	12,028	524,421
Argenx SE — ADR**	6,216	515,058
Array BioPharma, Inc.**	78,037	1,309,461
Ascendis Pharma AS — ADR**	7,735	514,532
Atara Biotherapeutics, Inc.**	13,799	507,113
Autolus Therapeutics PLC**	23,002	616,224
Blueprint Medicines Corp.**	6,549	415,731
Deciphera Pharmaceuticals, Inc.**	8,908	350,530
Exact Sciences Corp.**	11,552	690,694
Global Blood Therapeutics, Inc.**	12,630	570,876
Loxo Oncology, Inc.**	10,526	1,826,050
Mirati Therapeutics, Inc.**	12,865	634,244
Sage Therapeutics, Inc.**	1,944	304,294
Sarepta Therapeutics, Inc.**	12,572	1,661,767

		10,694,749

Health Care Equipment & Supplies — 9.6%
AxoGen, Inc.**	10,569	531,092
Inogen, Inc.**	9,154	1,705,665
Insulet Corp.**	18,112	1,552,198
Integra LifeSciences Holdings Corp.**	6,353	409,197
iRhythm Technologies, Inc.**	10,695	867,685
Penumbra, Inc.**	3,472	479,657
Sientra, Inc.**	35,700	696,507
Tactile Systems Technology, Inc.**	33,615	1,747,980

		7,989,981

Pharmaceuticals — 2.5%
Aclaris Therapeutics, Inc.**	20,979	418,951
MyoKardia, Inc.**	8,710	432,451
Optinose, Inc.**	28,835	806,803
Tricida, Inc.**	13,523	404,338

		2,062,543

Health Care Technology — 2.4%
Inspire Medical Systems, Inc.**	16,076	573,270
Medidata Solutions, Inc.**	9,051	729,149
Teladoc, Inc.**	11,508	668,039

		1,970,458

Health Care Providers & Services — 0.9%
HealthEquity, Inc.**	10,018	752,352

Total HEALTH CARE		23,470,083

CONSUMER DISCRETIONARY — 21.9%
Hotels, Restaurants & Leisure — 6.0%
BJ’s Restaurants, Inc.	11,992	719,520

	Number of Shares	Value (Note A)
Eldorado Resorts, Inc.**	33,165	$1,296,751
Planet Fitness, Inc. — A**	14,517	637,877
PlayAGS, Inc.**	17,123	463,520
Red Rock Resorts, Inc. — A	25,021	838,203
Texas Roadhouse, Inc.	9,039	592,145
Wingstop, Inc.	8,937	465,796

		5,013,812

Diversified Consumer Services — 3.9%
Bright Horizons Family Solutions, Inc.**	3,781	387,628
Chegg, Inc.**	16,072	446,641
Grand Canyon Education, Inc.**	9,133	1,019,334
Weight Watchers International, Inc.**	13,649	1,379,914

		3,233,517

Specialty Retail — 3.4%
At Home Group, Inc.**	23,137	905,814
Boot Barn Holdings, Inc.**	33,669	698,632
Carvana Co.**	16,738	696,301
Five Below, Inc.**	5,240	512,000

		2,812,747

Textiles, Apparel & Luxury Goods — 2.3%
Canada Goose Holdings, Inc.**	21,164	1,245,501
G-III Apparel Group, Ltd.**	16,026	711,554

		1,957,055

Leisure Equipment & Products — 2.2%
Callaway Golf Co.	30,274	574,298
Malibu Boats, Inc. — A**	29,655	1,243,731

		1,818,029

Household Durables — 1.9%
Roku, Inc.**	28,395	1,210,195
SodaStream International, Ltd.**	4,265	363,804

		1,573,999

Auto Components — 1.1%
Visteon Corp.**	7,298	943,194
Distributors — 1.1%
Pool Corp.	6,013	910,970

Total CONSUMER DISCRETIONARY		18,263,323

INFORMATION TECHNOLOGY — 21.9%
Software — 9.7%
Altair Engineering, Inc. — A**	39,818	1,360,979
Carbon Black, Inc.**	15,601	405,626
Everbridge, Inc.**	18,890	895,764
Paylocity Holding Corp.**	17,936	1,055,713
Proofpoint, Inc.**	8,358	963,761
RingCentral, Inc. — A**	16,765	1,179,418
Talend SA — ADR**	13,592	846,510

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
Upland Software, Inc.**	20,579	$707,300
Zscaler, Inc.**	18,325	655,119

		8,070,190

Internet Software & Services — 8.4%
Alteryx, Inc. — A**	13,078	499,056
ANGI Homeservices, Inc. — A**	41,355	636,040
Etsy, Inc.**	14,273	602,178
Five9, Inc.**	17,553	606,807
GTT Communications, Inc.**	10,152	456,840

Instructure, Inc.**	16,802	714,925
Mimecast, Ltd.**	24,300	1,001,403
Nutanix, Inc. — A**	23,242	1,198,590
Q2 Holdings, Inc.**	12,650	721,682
Quotient Technology, Inc.**	40,475	530,222

		6,967,743

Information Technology Services — 1.7%
EPAM Systems, Inc.**	11,224	1,395,480
Semiconductors & Semiconductor Equipment — 1.5%
Monolithic Power Systems, Inc.	4,474	598,040
Semtech Corp.**	15,018	706,597

		1,304,637

Computers & Peripherals — 0.6%
Pure Storage, Inc. — A**	20,934	499,904

Total INFORMATION TECHNOLOGY		18,237,954

INDUSTRIALS — 15.2%
Machinery — 5.7%
Chart Industries, Inc.**	7,119	439,100
Columbus McKinnon Corp.	26,064	1,130,135
Federal Signal Corp.	32,702	761,630
Gates Industrial Corp. PLC**	38,485	626,151
Harsco Corp.**	53,645	1,185,554
Kornit Digital, Ltd.**	36,344	646,923

		4,789,493

Air Freight & Logistics — 1.8%
BEST, Inc. — ADR**	27,878	340,669
XPO Logistics, Inc.**	11,700	1,172,106

		1,512,775

Aerospace & Defense — 1.5%
AAR Corp.	9,279	431,381
Axon Enterprise, Inc.**	12,953	818,371

		1,249,752

Commercial Services & Supplies — 1.5%
BrightView Holdings, Inc.**	15,134	332,191
MSA Safety, Inc.	9,108	877,465

		1,209,656

Road & Rail — 1.0%
Saia, Inc.**	10,070	814,160

	Number of Shares	Value (Note A)
Electrical Equipment — 0.9%
TPI Composites, Inc.**	26,272	$768,193
Trading Companies & Distributors — 0.7%
SiteOne Landscape Supply, Inc.**	7,016	589,134
Building Products — 0.6%
Gibraltar Industries, Inc.**	14,161	531,037
Marine — 0.6%
Seaspan Corp.	46,343	471,772
Airlines — 0.5%
SkyWest, Inc.	7,431	385,669
Professional Services — 0.4%
Korn/Ferry International	5,391	333,865

Total INDUSTRIALS		12,655,506

FINANCIALS — 6.0%
Commercial Banks — 2.5%
Heritage Financial Corp.	15,239	531,079
Live Oak Bancshares, Inc.	31,118	953,767
Seacoast Banking Corp. of Florida**	18,674	589,725

		2,074,571

Real Estate Investment Trust — 2.3%
Rexford Industrial Realty, Inc.	24,651	773,795
Ryman Hospitality Properties, Inc.	13,381	1,112,630

		1,886,425

Consumer Finance — 1.2%
Green Dot Corp. — A**	13,927	1,022,103

Total FINANCIALS		4,983,099

ENERGY — 2.8%
Energy Equipment & Services — 1.8%
Cactus, Inc. — A**	12,252	413,995
Newpark Resources, Inc.**	67,702	734,567
Oceaneering International, Inc.	11,405	290,371

		1,438,933

Oil, Gas & Consumable Fuels — 1.0%
Euronav NV	46,370	426,604
Oasis Petroleum, Inc.**	32,152	417,011

		843,615

Total ENERGY		2,282,548

MATERIALS — 2.5%
Chemicals — 1.8%
Ingevity Corp.**	11,737	949,054
Orion Engineered Carbons SA	19,081	588,649

		1,537,703

Metals & Mining — 0.7%
Carpenter Technology Corp.	10,958	576,062

Total MATERIALS		2,113,765

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (Note A)
CONSUMER STAPLES — 1.1%
Food Products — 0.6%
Calavo Growers, Inc.	5,722	$550,170
Beverages — 0.5%
MGP Ingredients, Inc.	4,447	394,938

Total CONSUMER STAPLES		945,108

Total EQUITY SECURITIES (Cost $67,537,188)		82,951,386

TOTAL INVESTMENTS (COST $67,537,188)	99.6%	$82,951,386
Other Assets In Excess Of Liabilities	0.4%	303,109

Net Assets	100.0%	$83,254,495

**	Non-income producing security

ADR — American Depository Receipt

Top Ten Holdings*

Loxo Oncology, Inc.	2.2%
Tactile Systems Technology, Inc.	2.1%
Inogen, Inc.	2.0%
Sarepta Therapeutics, Inc.	2.0%
Insulet Corp.	1.9%
EPAM Systems, Inc.	1.7%
Weight Watchers International, Inc.	1.7%
Altair Engineering, Inc. — A	1.6%
Array BioPharma, Inc.	1.6%
Eldorado Resorts, Inc.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2018.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2018 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.5%
Air Freight & Logistics	1.8%
Airlines	0.5%
Auto Components	1.1%
Beverages	0.5%
Biotechnology	12.8%
Building Products	0.6%
Chemicals	1.8%
Commercial Banks	2.5%
Commercial Services & Supplies	1.5%
Computers & Peripherals	0.6%
Consumer Finance	1.2%
Distributors	1.1%
Diversified Consumer Services	3.9%
Electrical Equipment	0.9%
Energy Equipment & Services	1.8%
Food Products	0.6%
Health Care Equipment & Supplies	9.6%
Health Care Providers & Services	0.9%
Health Care Technology	2.4%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	6.0%
Household Durables	1.9%
Information Technology Services	1.7%
Internet Software & Services	8.4%
Leisure Equipment & Products	2.2%
Machinery	5.7%
Marine	0.6%
Metals & Mining	0.7%
Oil, Gas & Consumable Fuels	1.0%
Pharmaceuticals	2.5%
Professional Services	0.4%
Real Estate Investment Trust	2.3%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	1.5%
Software	9.7%
Specialty Retail	3.4%
Textiles, Apparel & Luxury Goods	2.3%
Trading Companies & Distributors	0.7%
Other Assets in Excess of Liabilities	0.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,342,230,066	$190,535,779

Investments, at fair value	$1,575,601,479	$204,946,891
Foreign currency, at fair value*	3,924,285	7,434,045
Cash	80,584,836	15,688,964
Unrealized appreciation on forward foreign currency contracts	—	193,061
Collateral held at custodian for the benefit of brokers	—	511
Receivables:
Dividends	7,387,544	422,134
Investment securities sold	33,642,962	2,478,215
Fund shares sold	2,396,655	52,770
Foreign taxes	669,951	474,760
Prepaid expenses	47,087	9,175

TOTAL ASSETS	1,704,254,799	231,700,526

LIABILITIES:
Payables:
Investment securities purchased	29,403,686	5,999,452
Fund shares redeemed	2,576,381	750,139
Net unrealized depreciation on unsettled foreign currency transactions	20,670	—
Due to affiliates	1,814,778	292,881
Accrued foreign capital gains taxes	—	—
Audit and tax fees	43,481	49,795
Accrued expenses	272,672	155,189
Unrealized depreciation on forward foreign currency contracts	—	25,052
Written options outstanding, at fair value (premiums received $325,301)	—	310,000

TOTAL LIABILITIES	34,131,668	7,582,508

NET ASSETS	$1,670,123,131	$224,118,018

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2018:
Paid-in capital	$1,333,697,888	$244,682,059
Accumulated net investment income (loss)	6,226,136	(309,139)
Accumulated net realized gain (loss)	96,863,171	(34,775,027)
Unrealized net foreign exchange gain (loss)	(35,477)	(74,297)
Unrealized net appreciation (depreciation) on forward foreign currency contracts	—	168,009
Unrealized net appreciation (depreciation) on written options	—	15,301
Unrealized net appreciation (depreciation) on purchased options	—	(133,634)
Unrealized net appreciation (depreciation) on investments	233,371,413	14,544,746

NET ASSETS	$1,670,123,131	$224,118,018

NET ASSETS	$—	$224,118,018
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	16,920,399
NET ASSET VALUE	$—	$13.25
INVESTOR CLASS SHARES:
NET ASSETS	$962,934,948	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	25,820,824	—
NET ASSET VALUE	$37.29	$—
INSTITUTIONAL CLASS SHARES:
NET ASSETS	$707,188,183	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	18,953,367	—
NET ASSET VALUE	$37.31	$—

*	The cost of foreign currency was $3,941,238, $7,503,790, $1,073,196, $4,997, $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund

$25,051,257	$244,516,193	$311,798,183	$67,537,188

$27,406,106	$287,381,183	$436,811,366	$82,951,386
1,078,883	5,163	—	—
3,703,671	22,804,127	9,437,039	1,676,929
—	—	—	—
—	—	—	—

87,046	898,557	33,455	20,512
620,927	7,869,797	3,416,572	202,449
—	2,506	261,597	31,545
—	—	—	—
9,624	—	12,397	38,817

32,906,257	318,961,333	449,972,426	84,921,638

—	7,967,137	10,952,322	1,584,773
4,000,644	58,200	130,452	—
1,422	14,012	—	—
14,457	389,394	450,228	28,775
65,352	—	—	—
23,225	29,674	24,045	30,330
62,557	61,925	64,654	23,265
—	—	—	—
—	—	—	—

4,167,657	8,520,342	11,621,701	1,667,143

$28,738,600	$310,440,991	$438,350,725	$83,254,495

$22,867,794	$233,098,925	$272,510,911	$62,339,996
167,829	(1,440,724)	(2,676,053)	(189,206)
3,343,737	35,933,141	43,502,684	5,689,507
4,391	(15,341)	—	—
—	—	—	—
—	—	—	—
—	—	—	—
2,354,849	42,864,990	125,013,183	15,414,198

$28,738,600	$310,440,991	$438,350,725	$83,254,495

$28,738,600	$310,440,991	$438,350,725	$—
2,892,311	26,665,176	24,829,399	—
$9.94	$11.64	$17.65	$—

$—	$—	$—	$2,062,499
—	—	—	147,188
$—	$—	$—	$14.01

$—	$—	$—	$81,191,996
—	—	—	5,781,668
$—	$—	$—	$14.04

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2018 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$18,579,791	$2,431,154

Total income	18,579,791	2,431,154

Expenses:
Investment advisory fee	9,072,640	1,955,813
Administration fee	460,057	127,629
Professional fees	152,628	28,324
Audit and tax fees	43,345	56,820
Federal and state registration fees	39,882	16,334
Custodian fees	206,660	634,882
Transfer agent fees	185,695	34,122
Trustees’ fees	114,405	38,084
Chief compliance officer fees	10,000	10,000
Reports to shareholders	59,703	14,838
Shareholder services fees (Investor Class)	1,342,366	—
Miscellaneous	47,503	18,858

Total expenses	11,734,884	2,935,704

Investment advisory fees waived	—	—
Administration fees waived	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(49,988)	(13,541)

Net expenses	11,684,896	2,922,163

Net investment income (loss)	6,894,895	(491,009)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OUTSTANDING OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	79,439,020	14,440,323
Net realized foreign exchange gain (loss)	(2,449,081)	(665,408)
Net realized gain (loss) on forward foreign currency contracts	—	(282,021)
Net realized gain (loss) on written options	—	(440,501)
Net realized gain (loss) on purchased options	—	1,550,433
Net realized gain (loss) on swap contracts	—	(593,215)
Net change in unrealized foreign exchange gain (loss)	(176,823)	(134,462)
Net change in unrealized appreciation (depreciation) on swap contracts	—	949,854
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	168,009
Net change in unrealized appreciation (depreciation) on written options	—	15,301
Net change in unrealized appreciation (depreciation) on purchased options	—	(128,426)
Net change in unrealized appreciation (depreciation) on investments	(193,222,614)	(31,308,568)

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	(116,409,498)	(16,428,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(109,514,603)	$(16,919,690)

*	Dividends are net of $1,970,772, $153,131, $91,793, $306,497, $0 and $794 non-reclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2018 (unaudited)

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund

$817,498	$2,619,948	$339,970	$56,751

817,498	2,619,948	339,970	56,751

342,713	2,494,837	2,339,076	155,463
50,882	147,646	143,356	38,788
10,960	33,868	36,757	11,385
32,897	29,486	23,645	27,430
10,551	12,365	14,219	26,506
62,562	26,954	13,625	6,079
19,002	25,567	28,166	39,236
27,390	42,228	42,539	27,320
10,000	10,000	10,000	10,000
6,612	9,910	16,971	6,257
—	—	—	713
15,148	19,977	20,580	9,783

588,717	2,852,838	2,688,934	358,960

(131,766)	—	—	(80,202)
—	—	—	(2,057)
—	—	—	(28,725)
(204)	(7,212)	(16,200)	(2,019)

456,747	2,845,626	2,672,734	245,957

360,751	(225,678)	(2,332,764)	(189,206)

3,548,417	26,105,227	38,640,913	3,760,568
(116,342)	(35,783)	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
1,268	(16,137)	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(7,556,371)	(17,056,463)	39,864,280	6,379,015

(4,123,028)	8,996,844	78,505,193	10,139,583

$(3,762,277)	$8,771,166	$76,172,429	$9,950,377

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,894,895	$5,778,516	$(491,009)	$389,221
Net realized gain (loss) on investments, written options and foreign currency transactions	76,989,939	216,606,652	14,009,611	35,916,209
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	(193,399,437)	322,194,791	(30,438,292)	37,285,591

Net increase (decrease) in net assets resulting from operations	(109,514,603)	544,579,959	(16,919,690)	73,591,021

Distributions to shareholders:
Net investment income
Fund	—	—	—	—
Investor Class Shares	—	(7,508,221)	—	—
Institutional Class Shares	—	(3,509,534)	—	—
Capital gains
Fund	—	—	—	—
Investor Class Shares	—	—	—	—
Institutional Class Shares	—	—	—	—

Total distributions to shareholders	—	(11,017,755)	—	—

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	34,180,931	92,470,261
Investor Class Shares	163,625,452	271,797,882	—	—
Institutional Class Shares	312,328,195	491,937,774	—	—
Reinvestment of distributions:
Fund	—	—	—	—
Investor Class Shares	—	6,838,405	—	—
Institutional Class Shares	—	2,999,863	—	—
Cost of shares redeemed:
Fund	—	—	(64,291,078)	(156,312,117)
Investor Class Shares	(406,753,059)	(844,792,483)	—	—
Institutional Class Shares	(69,115,883)	(18,766,180)	—	—
Redemption fees:
Fund	—	—	1,861	9,900
Investor Class Shares	33,806	44,733	—	—
Institutional Class Shares	18,617	5,674	—	—

Net increase (decrease) in net assets derived from capital share transactions	137,128	(89,934,332)	(30,108,286)	(63,831,956)

Total increase (decrease) in net assets	(109,377,475)	443,627,872	(47,027,976)	9,759,065

NET ASSETS:

Beginning of period	$1,779,500,606	$1,335,872,734	$271,145,994	$261,386,929

End of period	$1,670,123,131	$1,779,500,606	$224,118,018	$271,145,994

Accumulated net investment income (loss)	$6,226,136	$(668,759)	$(309,139)	$181,870

*	Fund commenced operations on August 21, 2017.

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus Frontier Emerging Markets Fund		Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund
For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the period August 21, 2017 through December 31, 2017*

$360,751	$904,665	$(225,678)	$(1,268,910)	$(2,332,764)	$(4,330,379)	$(189,206)	$(103,225)
3,432,075	3,691,591	26,069,444	57,904,888	38,640,913	54,316,286	3,760,568	2,869,260
(7,555,103)	6,823,367	(17,072,600)	41,013,409	39,864,280	15,229,939	6,379,015	4,026,863

(3,762,277)	11,419,623	8,771,166	97,649,387	76,172,429	65,215,846	9,950,377	6,792,898

—	(112,019)	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	(2,313,790)	—	(45,275,762)	—	(26,974,093)	—	—
—	—	—	—	—	—	—	(22,468)
—	—	—	—	—	—	—	(642,608)

—	(2,425,809)	—	(45,275,762)	—	(26,974,093)	—	(665,076)

1,294,425	3,010,067	61,658,083	31,966,198	75,810,896	62,642,640	—	—
—	—	—	—	—	—	918,174	1,270,517
—	—	—	—	—	—	33,184,496	36,880,432

—	2,425,416	—	40,876,829	—	25,135,678	—	—
—	—	—	—	—	—	—	22,468
—	—	—	—	—	—	—	642,608

(14,886,345)	(41,654,531)	(85,351,154)	(70,258,314)	(36,167,867)	(200,086,696)	—	—
—	—	—	—	—	—	(452,244)	(68,562)
—	—	—	—	—	—	(321,470)	(4,900,123)

790	70	1,451	1,731	2,415	9,825	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(13,591,130)	(36,218,978)	(23,691,620)	2,586,444	39,645,444	(112,298,553)	33,328,956	33,847,340

(17,353,407)	(27,225,164)	(14,920,454)	54,960,069	115,817,873	(74,056,800)	43,279,333	39,975,162

$46,092,007	$73,317,171	$325,361,445	$270,401,376	$322,532,852	$396,589,652	$39,975,162	$—

$28,738,600	$46,092,007	$310,440,991	$325,361,445	$438,350,725	$322,532,852	$83,254,495	$39,975,162

$167,829	$(192,922)	$(1,440,724)	$(1,215,046)	$(2,676,053)	$(343,289)	$(189,206)	$—

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)		For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013
Net asset value, beginning of period	$39.64		$27.98	$26.52	$29.63	$32.53	$30.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.13	^	0.11 ^	0.03	0.06	0.04	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.48)		11.78	1.54	(3.17)	(1.99)	2.62

Total income (loss) from investment operations	(2.35)		11.89	1.57	(3.11)	(1.95)	2.72

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.23)	(0.11)	—	—	—
Distributions from capital gains	—		—	—	—	(0.95)	(0.80)

Total distributions	—		(0.23)	(0.11)	—	(0.95)	(0.80)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$37.29		$39.64	$27.98	$26.52	$29.63	$32.53

Total Return	(5.90	)%**	42.52%	5.88%	(10.49)%	(5.96)%	8.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$962,935		$1,266,365	$1,335,873	$1,362,421	$1,701,219	$1,634,866
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.37	%*	1.54%	1.65%	1.65%	1.65%	1.66%
Ratio of net expenses to average net assets	1.36	%*#	1.53%#	1.63%#	1.64%#	1.63%#	1.64%#
Ratio of net investment income (loss) to average net assets	0.67	%*#	0.33%#	0.11%#	0.22%#	0.11%#	0.33%#
Portfolio turnover	115	%**	176%	232%	257%	289%	264%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Institutional Class

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)		For the period July 17, 2017 through December 31, 2017
Net asset value, beginning of period	$39.61		$34.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.18	^	0.12	^
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.48)		4.92

Total income (loss) from investment operations	(2.30)		5.04

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.28)
Distributions from capital gains	—		—

Total distributions	—		(0.28)

Redemption fees added to paid-in capital	0.00	~	0.00	~

Net asset value, end of period	$37.31		$39.61

Total Return	(5.81	)%**	14.47	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$707,188		$513,135
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.14	%*	1.17	%*
Ratio of net expenses to average net assets	1.13	%*#	1.16	%*#
Ratio of net investment income (loss) to average net assets	0.90	%*#	0.71	%*#
Portfolio turnover	115	%**	176	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the year ended December 31, 2016	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2013
Net asset value, beginning of period	$14.21		$10.66		$11.85	$13.21		$12.49		$11.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)		0.02	^	(0.03)^	(0.05	)^	(0.02	)^	(0.00	)^~
Net realized and unrealized gain (loss) on investments	(0.93)		3.53		(1.14)	(1.31)		0.74		1.36

Total income (loss) from investment operations	(0.96)		3.55		(1.17)	(1.36)		0.72		1.36

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		(0.02)	—		—		(0.02)
Distributions from capital gains	—		—		—	—		—		—

Total distributions	—		—		(0.02)	—		—		(0.02)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00 ~	0.00	~	0.00	~	0.00	~

Net asset value, end of period	$13.25		$14.21		$10.66	$11.85		$13.21		$12.49

Total Return	(6.76	)%**	33.30%		(9.97)%	(10.22)%		5.77%		12.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$224,118		$271,146		$261,387	$432,718		$510,175		$191,285
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	2.25	%*	1.82%		1.75%	1.69	%¥	1.73%		1.85%
Ratio of net expenses to average net assets	2.24	%*#	1.80	%#	1.73%#	1.68	%#¥	1.71	%+#	1.90	%+#
Ratio of net investment income (loss) to average net assets	(0.38	)%*#	0.15	%#	(0.26)%#	(0.39	)%#	(0.14	)%+#	(0.02	)%+#
Portfolio turnover	119	%**	243%		240%	306%		265%		223%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥

Ratio of expenses to average net assets includes interest expense of less than 0.005% for the year ended December 31, 2015. The interest expense is from utilizing the line of credit (see Note E in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)		For the year ended December 31, 2017	For the year ended December 31, 2016	For the period May 4, 2015 through December 31, 2015
Net asset value, beginning of period	$10.86		$9.56	$8.80	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.09	^	0.15 ^	0.12 ^	(0.01)
Net realized and unrealized gain (loss) on investments	(1.01)		1.76	0.69	(1.19)

Total income (loss) from investment operations	(0.92)		1.91	0.81	(1.20)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.03)	(0.05)	—
Distributions from capital gains	—		(0.58)	—	—

Total distributions	—		(0.61)	(0.05)	—

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	—

Net asset value, end of period	$9.94		$10.86	$9.56	$8.80

Total Return	(8.47	)%**	20.04%	9.26%	(12.00	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$28,739		$46,092	$73,317	$19,570
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	2.58	%*	2.33%	2.50%	3.89	%*
Ratio of net expenses to average net assets	2.00	%*+#	1.99%+#	1.99%+#	2.00	%*+#
Ratio of net investment income (loss) to average net assets	1.58	%*+#	1.44%+#	1.31%+#	(0.22	)%*+#
Portfolio turnover	62	%**	105%	90%	66	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average share method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 4, 2015. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until May 3, 2021.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)		For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013
Net asset value, beginning of period	$11.39		$9.33	$10.08	$9.20	$10.84	$9.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)		(0.04)	(0.02)	(0.02)^	(0.04)	(0.01)^
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26		3.88	(0.61)	1.17	(0.42)	2.74

Total income (loss) from investment operations	0.25		3.84	(0.63)	1.15	(0.46)	2.73

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	(0.03)	(0.06)	(0.13)
Distributions from capital gains	—		(1.78)	(0.12)	(0.24)	(1.12)	(1.21)

Total distributions	—		(1.78)	(0.12)	(0.27)	(1.18)	(1.34)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$11.64		$11.39	$9.33	$10.08	$9.20	$10.84

Total Return	2.20	%**	41.44%	(6.22)%	12.58%	(4.32)%	29.24%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$310,441		$325,361	$270,401	$341,249	$218,979	$270,671
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.72	%*	1.73%	1.72%	1.71%	1.74%	1.73%
Ratio of net expenses to average net assets	1.71	%*#	1.71%#	1.70%#	1.70%#	1.72%#	1.70%#
Ratio of net investment income (loss) to average net assets	(0.14	)%*#	(0.44)%#	(0.15)%#	(0.19)%#	(0.40)%#	(0.11)%#
Portfolio turnover	67	%**	143%	151%	251%	277%	320%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2014		For the period November 18, 2013 through December 31, 2013
Net asset value, beginning of period	$14.44		$12.65		$10.74		$11.25		$10.74		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10	)^	(0.18	)^	(0.11	)^	(0.14	)^	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments	3.31		3.26		2.02		0.08		1.01		0.76

Total income (loss) from investment operations	3.21		3.08		1.91		(0.06)		0.87		0.74

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—		—		—
Distributions from capital gains	—		(1.29)		—		(0.45)		(0.36)		—

Total distributions	—		(1.29)		—		(0.45)		(0.36)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00	~	0.00	~	—

Net asset value, end of period	$17.65		$14.44		$12.65		$10.74		$11.25		$10.74

Total Return	22.23	%**	24.30%		17.78%		(0.55)%		8.21%		7.40	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$438,351		$322,533		$396,590		$282,178		$111,846		$74,677
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	1.44	%*	1.45	%¥	1.48%		1.53%		1.59%		2.28	%*
Ratio of net expenses to average net assets	1.43	%*#	1.43	%#¥	1.44	%+#	1.52	%+#	1.60	%+#	1.70	%*+#
Ratio of net investment income (loss) to average net assets	(1.25	)%*#	(1.33	)%#	(1.00	)%+#	(1.21	)%+#	(1.39	)%+#	(1.55	)%*+#
Portfolio turnover	75	%**	177%		180%		183%		191%		21	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 17, 2016.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥

Ratio of expenses to average net assets includes interest expense of less than 0.005% for the year ended December 31, 2017. The interest expense is from utilizing the line of credit (see Note E in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)		For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$11.62		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06	)^	(0.04	)^
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.45		1.86

Total income (loss) from investment operations	2.39		1.82

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		(0.20)

Total distributions	—		(0.20)

Redemption fees added to paid-in capital	—		—

Net asset value, end of period	$14.01		$11.62

Total Return	20.57	%**	18.18	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,062		$1,344
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	5.29	%*	7.86	%*
Ratio of net expenses to average net assets	1.19	%*+#	1.20	%*+
Ratio of net investment income (loss) to average net assets	(0.97	)%*+#	(0.94	)%*+
Portfolio turnover	94	%**	66	%**

*	Annualized

^	Net investment loss per share has been calculated using the average share method.

**	Not Annualized

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.20% of average daily net assets until August 20, 2020.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)		For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$11.63		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05	)^	(0.03	)^
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.46		1.86

Total income (loss) from investment operations	2.41		1.83

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		(0.20)

Total distributions	—		(0.20)

Redemption fees added to paid-in capital	—		—

Net asset value, end of period	$14.04		$11.63

Total Return	20.72	%**	18.28	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$81,192		$38,631
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.27	%*	1.48	%*
Ratio of net expenses to average net assets	0.94	%*+#	0.95	%*+
Ratio of net investment income (loss) to average net assets	(0.72	)%*+#	(0.69	)%*+
Portfolio turnover	94	%**	66	%**

*	Annualized

**	Not Annualized

^	Net investment loss per share has been calculated using the average share method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.95% of average daily net assets until August 20, 2020.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The six series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus Frontier Emerging Markets Fund	05/04/15
Driehaus International Small Cap Growth Fund	09/17/07
Driehaus Micro Cap Growth Fund*	11/18/13
Driehaus Small Cap Growth Fund	08/21/17

*	On September 29, 2017, the Driehaus Micro Cap Growth Fund was closed to new investors.

The Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus Frontier Emerging Markets Fund seeks to achieve its objective by investing primarily in equity securities of frontier emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.

Driehaus Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of U.S. small capitalization companies.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Securities Valuation and Transactions

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models, and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2018 is as follows:

Fund	Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$61,007,800	$61,007,800	$—	$—
Europe	238,923,901	228,829,196	10,094,705	—
Far East	1,070,404,266	1,070,404,266	—	—
Middle East	35,951,703	35,951,703	—	—
North America	63,798,088	63,798,088	—	—
South America	105,515,721	105,515,721	—	—

Total Investments	$1,575,601,479	$1,565,506,774	$10,094,705	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$8,791,259	$8,791,259	$—	$—
Europe	11,801,382	11,801,382	—	—
Far East	156,476,725	156,476,725	—	—
Middle East	5,676,305	5,676,305	—	—
North America	11,569,729	11,569,729	—	—
South America	9,196,491	9,196,491	—	—
Purchased Put Options	1,435,000	1,435,000	—	—
Forward Contracts	193,061	—	193,061	—

Total Assets	$205,139,952	$204,946,891	$193,061	$—

Liabilities:
Written Put Options .	$(310,000)	$(310,000)	$—	$—
Forward Contracts	(25,052)	—	(25,052)	—

Total Liabilities	$(335,052)	$(310,000)	$(25,052)	$—

Driehaus Frontier Emerging Markets Fund
Equity Securities:
Africa	$6,103,687	$6,103,687	$—	$—
Europe	3,711,126	3,711,126	—	—
Far East	9,485,444	9,485,444	—	—
Middle East	5,870,536	5,870,536	—	—
South America	2,140,089	2,140,089	—	—
Equity Certificates* .	95,224	—	95,224	—

Total Investments	$27,406,106	$27,310,882	$95,224	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$287,381,183	$287,381,183	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$436,811,366	$436,811,366	$—	$—

Driehaus Small Cap Growth Fund
Investments in Securities*	$82,951,386	$82,951,386	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended June 30, 2018, securities with end of period values of $498,727 held by Driehaus Frontier Emerging Markets Fund were transferred from level 2 to level 1, due to an increase in trading volume at the end of the quarter.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security. The Driehaus Emerging Markets Small Cap Growth Fund used both purchased and written options during the period January 1, 2018 through June 30, 2018 to hedge exposure to certain countries, sectors or currencies.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2018 through June 30, 2018, the average monthly volume of purchased and written options based on premium value for Driehaus Emerging Markets Small Cap Growth Fund were $1,166,533 and $310,677, respectively.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2018, Funds with outstanding options are as listed on the Schedules of Investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Swap Contracts

The Driehaus Emerging Markets Small Cap Growth Fund may engage in various swap transactions, including forward rate agreements and interest rate, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund engaged in credit default swaps during the period January 1, 2018 through June 30, 2018 to protect against credit events and interest rate swaps to hedge currency risks.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as net change in unrealized appreciation (depreciation) on the statements of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2018, for the Driehaus Emerging Markets Small Cap Growth Fund was $0.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation (depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2018, the Driehaus Emerging Markets Small Cap Growth Fund had no outstanding swap contracts.

Forward Foreign Currency Contracts

The Driehaus Emerging Markets Small Cap Growth Fund used forward foreign currency contracts during the period January 1, 2018 through June 30, 2018 to hedge foreign currency exposure in the portfolio. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

change in market value is recorded as net change in unrealized appreciation or depreciation on the statement of operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Fund could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2018, the Driehaus Emerging Markets Small Cap Growth Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2018, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as Net unrealized appreciation or depreciation on unsettled foreign currency transactions in the Statements of Assets and Liabilities.

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

On June 30, 2018, Driehaus Frontier Emerging Markets Fund had unrealized appreciation (depreciation) of $38,166 as a result of its investments in these financial instruments. The aggregate market values of these certificates for Driehaus Frontier Emerging Markets Funds represented 0.3% of its total market value of investments at June 30, 2018.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair value
Equity contracts	Investments, at fair value	$1,435,000	Written Options outstanding, at fair value	$310,000
Foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$193,061	Unrealized depreciation on forward foreign currency contracts	$25,052

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Frontier Emerging Markets Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

Risk exposure category	Asset derivatives	Fair value
Equity contracts	Investments, at fair value	$95,224

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018.

	Amount of realized gain (loss) on derivatives
Risk exposure category	Credit Default Swap Contracts	Interest Rate Swap Contracts	Purchased Options	Written Options	Forward Foreign Currency Contracts
Credit contracts	$(1,073,421)	$—	$—	$—	$—
Equity contracts	—	—	1,550,433	(440,501)	—
Foreign currency contracts	—	—	—	—	(282,021)
Interest contracts	—	480,206	—	—	—

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018.

	Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Credit Default Swap Contracts	Interest Rate Swap Contracts	Purchased Options	Written Options	Forward Foreign Currency Contracts
Credit contracts	$937,408	$—	$—	$—	$—
Equity contracts	—	—	(128,426)	15,301	—
Foreign currency contracts	—	—	—	—	168,009
Interest rate contracts	—	12,446	—	—	—

The following table sets forth the Driehaus Frontier Emerging Markets Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018.

Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$8,445

Disclosures about Offsetting Assets and Liabilities

The Driehaus Emerging Markets Small Cap Growth Fund is party to various agreements, including International Swaps and Derivatives Association Inc. master agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at fair value or Collateral held at custodian for the benefit of brokers.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds’ derivative contracts held at June 30, 2018, are not accounted for as hedging instruments under U.S. generally accepted accounting principles (“U.S. GAAP”). For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of exchange-traded options is guaranteed by the exchange the option is traded on and is not subject to arrangements with particular counterparties. For that reason, these options are excluded from the below disclosure.

The following table presents the Driehaus Emerging Markets Small Cap Growth Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Forward contracts	$193,061	$(25,052)	$—	$168,009

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Driehaus Emerging Markets Small Cap Growth Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Forward contracts	$25,052	$(25,052)	$—	$—

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected or will elect to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2016, 2015 and 2014 remain open to Federal and state audit. As of June 30, 2018, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

For the year ended December 31, 2017, reclassifications were recorded to undistributed net investment income, undistributed net realized gain and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryover retains the character of the original loss. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2017:

	Unlimited Period of Net Capital Loss Carryover
Fund	Short-Term	Long-Term	Accumulated Capital Loss Carryover
Driehaus Emerging Markets Small Cap Growth Fund	$48,263,562	$—	$48,263,562

During the year ended December 31, 2017, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund, Driehaus International Small Cap Growth Fund and Driehaus Micro Cap Growth Fund utilized $186,212,543, $37,701,882, $2,738,349, $2,120,671 and 13,972,775, respectively of capital loss carryforwards.

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2017, the following qualified late-year losses were deferred and recognized on January 1, 2018:

Fund	Late-Year Ordinary Loss Deferral	Total Capital Loss Deferral	Total
Driehaus Emerging Markets Growth Fund	$736,532	$—	$736,532
Driehaus Emerging Markets Small Cap Growth Fund	143,085	—	143,085
Driehaus Frontier Emerging Markets Fund	—	3,787	3,787

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2018.

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Ordinary income	$11,017,755	$—	$112,002	$21,815,148	$—	$222,898
Net long-term capital gain	—	—	2,313,807	23,460,614	26,974,093	442,178

Total distributions paid	$11,017,755	$—	$2,425,809	$45,275,762	$26,974,093	$665,076

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income	$5,290,378	$450,242	$420,026	$—	$—
Net long-term capital gain	—	—	—	3,539,778	—

Total distributions paid	$5,290,378	$450,242	$420,026	$3,539,778	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2017, the components of net assets on a tax basis were as follows:

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Undistributed ordinary income	$—	$—	$—	$5,657,722	$1,997,501	$1,454,358
Undistributed long-term capital gain	24,671,838	—	52,410	4,334,508	5,040,181	715,323

Accumulated earnings	$24,671,838	$—	$52,410	$9,992,230	$7,037,682	$2,169,681
Paid-in capital	1,333,560,760	274,790,345	36,458,924	256,790,545	232,865,467	29,011,040
Accumulated capital and other losses	(668,759)	(48,406,647)	—	—	—	—
Unrealized appreciation (depreciation) on foreign currency	141,346	40,219	3,123	796	—	—
Unrealized appreciation on investments	421,795,421	44,712,965	9,577,550	58,577,874	82,629,703	8,794,441
Other temporary differences	—	9,112	—	—	—	—

Net assets	$1,779,500,606	$271,145,994	$46,092,007	$325,361,445	$322,532,852	$39,975,162

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2018, were as follows:

Fund	Basis	Gross Appreciation	Gross Depreciation	Net Appreciation
Driehaus Emerging Markets Growth Fund	$1,347,028,672	$286,973,485	$58,400,678	$228,572,807
Driehaus Emerging Markets Small Cap Growth Fund	$191,670,920	$26,092,947	$12,816,976	$13,275,971
Driehaus Frontier Emerging Markets Fund	$25,384,927	$4,541,855	$2,520,676	$2,021,179
Driehaus International Small Cap Growth Fund	$245,859,772	$53,529,408	$12,007,997	$41,521,411
Driehaus Micro Cap Growth Fund	$314,317,383	$130,113,608	$7,619,625	$122,493,983
Driehaus Small Cap Growth Fund	$67,777,973	$15,978,283	$804,870	$15,173,413

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

B.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus is Chairman of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of the Fund’s average daily net assets. Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Beginning July 2, 2018, the Driehaus International Small Cap Growth Fund will pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets. The Driehaus Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion and 0.75% in excess of $1.5 billion of the Fund`s average daily net assets.

DCM has entered into a contractual agreement to cap Driehaus Frontier Emerging Markets Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund`s business) at 2.00% of average daily net assets until May 3, 2021. DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. For the six months ended June 30, 2018, DCM waived fees for Driehaus Frontier Emerging Markets Fund totaling $131,766 under this agreement. The amount of potential recovery expiring May 3, 2021 was $753,981.

DCM has entered into a contractual agreement to cap Driehaus Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund`s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until August 20, 2020. For a period of three years subsequent to the Fund’s commencement of operations on August 21, 2017, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that each share class’s expense ratio remains below the respective operating expense cap in place at the time of the waiver and the current operating expense cap. For the six months ended June 30, 2018, DCM waived fees for Driehaus Small Cap Growth Fund totaling $80,202 under this agreement. The amount of potential recovery expiring August 20, 2020 was $147,375.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The amounts incurred and payable to DCM during the six months ended June 30, 2018 are as follows:

Fund	Advisory Fees	Advisory Fees Payable (included in Due to affiliate)
Driehaus Emerging Markets Growth Fund	$9,072,640	$1,443,326
Driehaus Emerging Markets Small Cap Growth Fund	$1,955,813	$292,881
Driehaus Frontier Emerging Markets Fund	$342,713	$14,457
Driehaus International Small Cap Growth Fund	$2,494,837	$389,394
Driehaus Micro Cap Growth Fund	$2,339,076	$450,228
Driehaus Small Cap Growth Fund	$155,463	$28,534

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2018, these arrangements reduced the expenses of Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund, Driehaus International Small Cap Growth Fund, Driehaus Micro Cap Growth Fund and Driehaus Small Cap Growth Fund by $49,988 (0.4%), $13,541 (0.5%), $204 (0.0%), $7,212 (0.3%), $16,200 (0.6%) and $2,019 (0.6%), respectively.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon earns the greater of a monthly minimum fee or a monthly fee based upon average daily net assets. BNY Mellon has agreed to waive a portion of its monthly fee for administrative services for the first two years of operations for Driehaus Small Cap Growth Fund. For the six months ended June 30, 2018, BNY Mellon waived $2,057 for Driehaus Small Cap Growth Fund. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon earns a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent services for the first two years of operations for Driehaus Small Cap Growth Fund. For the six months ended June 30, 2018, BNY Mellon waived $28,725 for Driehaus Small Cap Growth Fund.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement (“Agreement”) with the Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund. Under these Agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Investor Class shares of the Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the Investor Class’ average daily net assets held by such intermediaries.

The amounts incurred and payable to DS LLC during the six months ended June 30, 2018 are as follows:

Fund	Shareholder Services Fees	Accrued Shareholder Services Fees (included in Due to affiliate)
Driehaus Emerging Markets Growth Fund	$1,342,366	$371,452
Driehaus Small Cap Growth Fund	$713	$241

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

C.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for six months ended June 30, 2018 were as follows:

Fund	Purchases	Sales
Driehaus Emerging Markets Growth Fund	$2,006,788,864	$1,963,325,705
Driehaus Emerging Markets Small Cap Growth Fund	$288,584,048	$324,880,114
Driehaus Frontier Emerging Markets Fund	$25,236,297	$34,927,473
Driehaus International Small Cap Growth Fund	$213,629,425	$251,971,045
Driehaus Micro Cap Growth Fund	$314,690,599	$278,339,002
Driehaus Small Cap Growth Fund	$81,638,317	$48,751,060

D.  CAPITAL SHARE TRANSACTIONS

For the six-month period ended June 30, 2018, and the year ended December 31, 2017, transactions in capital shares (authorized shares unlimited) were as follows:

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund		Driehaus Frontier Emerging Markets Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Fund
Shares issued	—	—	2,404,650	7,441,081	116,888	293,210
Shares reinvested	—	—	—	—	—	227,525
Shares redeemed	—	—	(4,569,560)	(12,881,043)	(1,469,775)	(3,942,460)

Net decrease	—	—	(2,164,910)	(5,439,962)	(1,352,887)	(3,421,725)

Investor Class
Shares issued	4,043,596	53,291,270	—	—	—	—
Shares reinvested	—	175,258	—	—	—	—
Shares redeemed	(10,172,819)	(69,265,507)	—	—	—	—

Net decrease	(6,129,223)	(15,798,979)	—	—	—	—

Institutional Class
Shares issued	7,768,795	13,364,735	—	—	—	—
Shares reinvested	—	76,939	—	—	—	—
Shares redeemed	(1,769,836)	(487,266)	—	—	—	—

Net increase	5,998,959	12,954,408	—	—	—	—

Total net decrease	(130,264)	(2,844,571)	—	—	—	—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

	Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Fund
Shares issued	5,267,633	2,719,395	4,806,897	4,641,406	—	—
Shares reinvested	—	3,643,211	—	1,738,290	—	—
Shares redeemed	(7,172,904)	(6,783,946)	(2,311,967)	(15,385,865)	—	—

Net increase (decrease)	(1,905,271)	(421,340)	2,494,930	(9,006,169)	—	—

Investor Class
Shares issued	—	—	—		69,642	120,209
Shares reinvested	—	—	—		—	1,942
Shares redeemed	—	—	—		(38,147)	(6,458)

Net increase	—	—	—		31,495	115,693

Institutional Class
Shares issued	—	—	—		2,485,585	3,684,462
Shares reinvested	—	—	—		—	55,493
Shares redeemed	—	—	—		(26,041)	(417,831)

Net increase	—	—	—		2,459,544	3,322,124

Total net increase	—	—	—	—	2,491,039	3,437,817

E.  LINE OF CREDIT

The Funds, together with certain other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. At June 30, 2018, the Funds had no outstanding borrowings under the line of credit.

F.  FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

G.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

H.  SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2018.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Emerging Markets Growth Fund — Investor Class

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$941.00	$6.55
Hypothetical (5% return before expenses)	$1,000	$1,018.05	$6.80

Driehaus Emerging Markets Growth Fund — Institutional Class

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$941.90	$5.44
Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.66

Fund Expense Examples (unaudited) — (Continued)

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$932.40	$10.73
Hypothetical (5% return before expenses)	$1,000	$1,013.69	$11.18

Driehaus Frontier Emerging Markets Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$915.30	$9.50
Hypothetical (5% return before expenses)	$1,000	$1,014.88	$9.99

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$1,022.00	$8.57
Hypothetical (5% return before expenses)	$1,000	$1,016.31	$8.55

Driehaus Micro Cap Growth Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$1,222.30	$7.88
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.15

Driehaus Small Cap Growth Fund — Investor Class

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$1,205.70	$6.51
Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96

Fund Expense Examples (unaudited) — (Continued)

Driehaus Small Cap Growth Fund — Institutional Class

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000	$1,207.20	$5.14
Hypothetical (5% return before expenses)	$1,000	$1,020.13	$4.71

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus Emerging Markets Growth Fund — Investor Class .	1.36%
Driehaus Emerging Markets Growth Fund — Institutional Class	1.13%
Driehaus Emerging Markets Small Cap Growth Fund	2.24%
Driehaus Frontier Emerging Markets Fund	2.00%
Driehaus International Small Cap Growth Fund	1.71%
Driehaus Micro Cap Growth Fund	1.43%
Driehaus Small Cap Growth Fund — Investor Class	1.19%
Driehaus Small Cap Growth Fund — Institutional Class	0.94%

Board Considerations in Connection with the Review of an Amendment to the Investment Advisory Agreement for Driehaus International Small Cap Growth Fund

The Board of Trustees of Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved an amendment to the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus International Small Cap Growth Fund (the “Fund”) on June 4, 2018. As part of its consideration, the Board reviewed materials received from the Adviser. The Board also considered materials previously provided by legal counsel, and the Independent Trustees met with their independent legal counsel to review the proposal presented and the materials provided. After their consideration of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board.

In connection with the review process, the Board considered that, at its September 2017 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by the Adviser and the advisory fee rates, operating expenses and total expense ratio of the Fund, along with performance information for the Fund. The Board also compared the advisory fee rate and expense ratio of the Fund to fees and expense ratios of a peer group of funds based on data compiled from Lipper Analytical Services, Inc., an independent provider of mutual fund data that is a service of Broadridge Financial Solutions (“Lipper”). The Board noted that, pursuant to the Agreement, the advisory fee schedule would be reduced. The Board also noted that the Fund’s advisory fee of 1.00% would rank in the 21st percentile of the Lipper peer group (primary share class only) as of December 31, 2017 (1st percentile would be the highest advisory fee). The Board considered that the Fund’s expense ratio would be in the 59th percentile (1st percentile being the highest expense ratio) based on information the Adviser obtained from Lipper. The Board further considered the Fund’s asset size and the Adviser’s representation that the change in fees would not diminish the quality or quantity of services the Adviser provides to the Fund.

Based on all of the information considered, in particular the information received and considered at its September meeting, as supplemented at the June 2018 meeting, the Board determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

DRH-SAR2018

Driehaus Mutual Funds

Trustees & Officers

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Stephen J. Kneeley

President & Trustee

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

William H. Wallace, III

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

Christine Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2018

Driehaus Active Income Fund

Driehaus Event Driven Fund

Driehaus Multi-Asset Growth Economies Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2018 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Fund), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/18	1 Year	3 Years	5 Years	10 Years
Driehaus Active Income Fund (LCMAX)[1]	0.89%	1.53%	1.35%	3.55%
FTSE 3-Month T-Bill Index[2]	1.33%	0.64%	0.39%	0.31%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	–0.40%	1.72%	2.27%	3.72%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information.

[2]

The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 33.82%
Advertising — 2.26%
Getty Images, Inc. 5.59% (US LIBOR+350 basis points), 10/18/19[2,7]	$36,236,546	$35,083,500
Auto Manufacturers — 1.16%
Navistar, Inc. 5.53% (US LIBOR+350 basis points), 11/6/24[2,7]	17,960,488	17,994,254
Commercial Services — 1.26%
Syniverse Holdings, Inc. 7.05% (US LIBOR+500 basis points), 3/9/23[2,7]	12,718,125	12,727,473
Syniverse Holdings, Inc. 10.93% (US LIBOR+900 basis points), 3/11/24[2,7]	6,800,000	6,778,750

		19,506,223

Computers — 1.79%
DynCorp International, Inc. 10.00% (US LIBOR+600 basis points), 7/7/20[2,7]	9,123,890	9,163,852
McAfee LLC 6.59% (US LIBOR+450 basis points), 9/29/24[2,7]	10,004,400	10,070,529
McAfee LLC 10.47% (US LIBOR+850 basis points), 9/28/25[2,7]	8,400,000	8,563,800

		27,798,181

Distribution/Wholesale — 0.49%
Fossil Group, Inc. 7.00% (US LIBOR+700 basis points), 12/31/20[2,7]	7,650,000	7,659,562
Entertainment — 2.88%
Golden Entertainment, Inc. 5.10% (US LIBOR+300 basis points), 10/20/24[2,7]	9,326,566	9,320,784
Scientific Games International, Inc. 4.92% (US LIBOR+275 basis points), 8/14/24[2,7]	35,521,723	35,333,103

		44,653,887

	Shares, Principal Amount, or Number of Contracts	Value
Food — 2.81%
Chobani LLC 5.59% (US LIBOR+350 basis points), 10/7/23[2,7]	$29,452,607	$29,520,054
SUPERVALU, Inc. 5.59% (US LIBOR+350 basis points), 6/8/24[2,7]	8,810,326	8,829,048
SUPERVALU, Inc. 5.59% (US LIBOR+350 basis points), 6/8/24[2,7]	5,286,196	5,297,429

		43,646,531

Healthcare — Services — 0.24%
Heartland Dental LLC 3.75% (US LIBOR+375 basis points), 4/30/25[2,7]	498,913	496,730
Heartland Dental LLC 5.84% (US LIBOR+375 basis points), 4/30/25[2,7]	3,326,087	3,311,536

		3,808,266

Insurance — 3.78%
Acrisure LLC 5.99% (US LIBOR+425 basis points), 11/22/23[2,7]	14,131,662	14,122,900
Acrisure LLC 6.09% (US LIBOR+375 basis points), 11/22/23[2,7]	2,550,000	2,546,832
Asurion LLC 3.00% (US LIBOR+300 basis points), 11/3/24[2,7]	8,500,000	8,468,125
Asurion LLC 8.09% (US LIBOR+600 basis points), 8/4/25[2,7]	26,993,049	27,431,686
Genworth Holdings, Inc. 6.40% (US LIBOR+450 basis points), 3/7/23[2,7]	5,935,125	6,053,827

		58,623,370

Internet — 5.65%
EIG Investors Corp. 6.32% (US LIBOR+400 basis points), 2/9/23[2,7]	12,269,742	12,282,564
Hoya Midco LLC 5.59% (US LIBOR+400 basis points), 6/30/24[2,7]	24,936,193	24,795,927

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ProQuest LLC 5.84% (US LIBOR+375 basis points), 10/24/21[2,7]	$26,046,448	$26,230,987
Uber Technologies, Inc. 5.55% (US LIBOR+350 basis points), 7/13/23[2,7]	24,252,350	24,323,166

		87,632,644

Investment Companies — 0.44%
Larchmont Resources LLC 11.33% (US LIBOR+900 basis points), 8/7/20[2,4,7]	6,879,713	6,810,915
Leisure Time — 1.70%
Equinox Holdings, Inc. 5.09% (US LIBOR+300 basis points), 3/8/24[2,7]	19,750,750	19,755,688
Equinox Holdings, Inc. 9.09% (US LIBOR+700 basis points), 3/8/25[2,7]	6,500,000	6,678,750

		26,434,438

Oil & Gas — 0.99%
McDermott Technology Americas, Inc. 6.91% (US LIBOR+500 basis points), 5/10/25[2,7]	15,261,750	15,357,975
Real Estate Investment Trusts — 3.17%
QCP SNF West REIT LLC 7.34% (US LIBOR+525 basis points), 10/31/22[2,7]	22,365,061	22,518,821
Uniti Group, Inc. 5.09% (US LIBOR+300 basis points), 10/24/22[2,7]	27,877,480	26,686,832

		49,205,653

Retail — 0.32%
Neiman Marcus Group Ltd. LLC 5.26% (US LIBOR+325 basis points), 10/25/20[2,7]	5,561,914	4,943,151
Software — 2.94%
Digicert Holdings, Inc. 6.84% (US LIBOR+475 basis points), 10/31/24[2,7]	17,810,201	17,821,332

	Shares, Principal Amount, or Number of Contracts	Value
Evergreen Skills Lux Sarl (Luxembourg) 6.32% (US LIBOR+475 basis points), 4/28/21[2,7,9]	$29,327,493	$27,815,221

		45,636,553

Telecommunications — 1.94%
Avaya, Inc. 6.32% (US LIBOR+425 basis points), 12/15/24[2,7]	23,402,400	23,466,406
Consolidated Communications, Inc. 5.09% (US LIBOR+300 basis points), 10/5/23[2,7]	6,765,746	6,679,077

		30,145,483

Total BANK LOANS (Cost $530,152,391)		524,940,586

CORPORATE BONDS — 47.68%
Agriculture — 1.88%
Adecoagro S.A. (Argentina) 6.00%, 9/21/27[1,9]	6,300,000	5,196,555
Vector Group Ltd. 6.13%, 2/1/25[1,3]	24,842,000	24,003,582

		29,200,137

Auto Parts & Equipment — 0.96%
American Axle & Manufacturing, Inc. 6.25%, 4/1/25	8,075,000	8,014,438
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	6,970,000	6,865,450

		14,879,888

Banks — 5.05%
JPMorgan Chase & Co. 5.83% (LIBOR 3 Month+347 basis points), 12/29/49[2,3]	19,813,000	19,961,597
Royal Bank of Scotland Group PLC (United Kingdom) 4.65% (LIBOR 3 Month+232 basis points), 3/29/49[2,3,9]	13,910,000	13,301,438
State Street Corp. 3.34% (LIBOR 3 Month+100 basis points), 6/15/37[2,3]	17,670,000	15,637,950

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
USB Realty Corp. 3.49% (LIBOR 3 Month+115 basis points), 1/15/62[1,2,3]	$32,510,000		$29,462,187

			78,363,172

Building Materials — 1.05%
Builders FirstSource, Inc. 5.63%, 9/1/24[1,3]	16,684,000		16,225,190
Chemicals — 0.97%
Venator Finance Sarl / Venator Materials LLC (Luxembourg) 5.75%, 7/15/25[1,9]	15,725,000		15,017,375
Computers — 2.57%
DynCorp International, Inc. 11.88%, 11/30/20[3]	38,420,751		39,957,581
Diversified Financial Services — 2.51%
ILFC E-Capital Trust I 4.57%, 12/21/65[1,2,10]	39,539,000		36,968,965
ILFC E-Capital Trust I 4.57%, 12/21/65[2,11]	2,116,000		1,978,460
Rio Oil Finance Trust Series 2014-1 (Brazil) 9.25%, 7/6/24[1,3,9]	3,202		3,426

			38,950,851

Electric — 0.73%
Capex S.A. (Argentina) 6.88%, 5/15/24[9]	12,720,000		11,360,232
Entertainment — 2.54%
Codere Finance 2 Luxembourg S.A. (Luxembourg) 6.75%, 11/1/21[8]	5,000,000	[8]	5,527,853
Codere Finance 2 Luxembourg S.A. (Luxembourg) 7.63%, 11/1/21[3,9]	26,375,000		24,122,311
Pinnacle Entertainment, Inc. 5.63%, 5/1/24	9,448,000		9,808,441

			39,458,605

Food — 0.26%
Chobani LLC / Chobani Finance Corp., Inc. 7.50%, 4/15/25[1]	4,250,000		4,080,000
Healthcare — Products — 1.84%
Sotera Health Holdings LLC 6.50%, 5/15/23[1,3]	28,037,000		28,597,740
Healthcare — Services — 2.73%
Kindred Healthcare, Inc. 8.00%, 1/15/20[3]	21,244,000		22,763,158
Kindred Healthcare, Inc. 6.38%, 4/15/22[3]	19,077,000		19,649,310

			42,412,468

	Shares, Principal Amount, or Number of Contracts	Value
Holding Companies — Diversified — 1.62%
HRG Group, Inc. 7.75%, 1/15/22[3]	$24,489,000	$25,162,448
Insurance — 0.30%
Acrisure LLC / Acrisure Finance, Inc. 7.00%, 11/15/25[1]	5,040,000	4,586,400
Internet — 1.28%
EIG Investors Corp. 10.88%, 2/1/24	18,060,000	19,893,090
Media — 4.90%
Altice France S.A. (France) 7.38%, 5/1/26[1,3,9]	15,320,000	14,978,364
Altice France S.A. (France) 6.00%, 5/15/22[1,9]	17,000,000	17,060,350
Altice Luxembourg S.A. (Luxembourg) 7.75%, 5/15/22[1,3,9]	16,005,000	15,484,837
Sinclair Television Group, Inc. 5.63%, 8/1/24[1,3]	15,810,000	15,691,425
VTR Finance BV (Chile) 6.88%, 1/15/24[9]	6,800,000	6,831,960
VTR Finance BV (Chile) 6.88%, 1/15/24[1,9]	5,950,000	5,977,965

		76,024,901

Miscellaneous Manufacturing — 0.46%
Amsted Industries, Inc. 5.00%, 3/15/22[1]	7,100,000	7,108,875
Oil & Gas — 4.30%
Antero Resources Corp. 5.00%, 3/1/25[3]	21,350,000	21,243,250
Chesapeake Energy Corp. 8.00%, 1/15/25	4,250,000	4,328,413
Continental Resources, Inc. 4.90%, 6/1/44[3]	15,129,000	14,817,070
Diamondback Energy, Inc. 5.38%, 5/31/25[3]	21,290,000	21,290,000
Transocean, Inc. (Cayman Islands) 9.00%, 7/15/23[1,9]	3,910,000	4,208,138
Transocean, Inc. (Cayman Islands) 7.50%, 1/15/26[1,9]	850,000	863,281

		66,750,152

Packaging & Containers — 0.83%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.00%, 2/15/25[1,3,9]	13,260,000	12,911,925

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Pipelines — 0.98%
Enbridge Energy Partners LP 6.11% (LIBOR 3 Month+380 basis points), 10/1/77[2,3]	$8,200,000	$8,189,750
Transportadora de Gas del Sur S.A. (Argentina) 6.75%, 5/2/25[1,9]	7,650,000	6,999,750

		15,189,500

Real Estate Investment Trusts — 1.79%
ESH Hospitality, Inc. 5.25%, 5/1/25[1,3]	20,953,000	20,219,645
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.13%, 12/15/24[1,3]	2,000,000	1,810,000
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 8.25%, 10/15/23[3]	6,000,000	5,730,000

		27,759,645

Retail — 0.56%
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21[1,3]	13,215,000	8,738,419
Software — 1.12%
BMC Software Finance, Inc. 8.13%, 7/15/21[1]	17,000,000	17,382,500
Telecommunications — 5.20%
Comunicaciones Celulares S.A. Via Comcel Trust (Cayman Islands) 6.88%, 2/6/24[9]	11,900,000	12,195,120
Digicel Ltd. (Jamaica) 6.75%, 3/1/23[1,3,9]	32,300,000	26,809,000
Digicel Ltd. (Jamaica) 6.75%, 3/1/23[3,9]	13,180,000	10,939,400
HC2 Holdings, Inc. 11.00%, 12/1/19[1]	30,273,000	30,727,095

		80,670,615

Transportation — 1.25%
XPO CNW, Inc. 6.70%, 5/1/34[3]	19,277,000	19,421,578

Total CORPORATE BONDS (Cost $756,116,040)		740,103,287

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 3.10%
Semiconductors — 1.00%
Microchip Technology, Inc. 1.63%, 2/15/25[3]	$8,950,000	$15,616,148
Software — 0.40%
Avaya Holdings Corp. 2.25%, 6/15/23[1]	6,375,000	6,197,494
Telecommunications — 1.70%
Ciena Corp. 3.75%, 10/15/18[1,3]	19,931,000	26,371,364

Total CONVERTIBLE CORPORATE BONDS (Cost $36,452,859)		48,185,006

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.43%
United States Treasury Note 2.00%, 8/15/25[3]	7,047,000	6,675,384

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $6,932,930)		6,675,384

COMMON STOCK — 4.00%
Aerospace & Defense — 0.25%
Rockwell Collins, Inc.	28,375	3,821,545
Auto Manufacturers — 0.54%
General Motors Co.[3]	212,341	8,366,235
Banks — 1.14%
BB&T Corp.	68,510	3,455,644
Huntington Bancshares, Inc.	284,707	4,202,275
Kearny Financial Corp.	268,600	3,612,670
KeyCorp	172,025	3,361,369
M&T Bank Corp.	18,270	3,108,641

		17,740,599

Healthcare — Services — 0.26%
Aetna, Inc.	21,988	4,034,798
Insurance — 0.25%
XL Group Ltd. (Bermuda)[9]	69,200	3,871,740
Investment Companies — 0.14%
Larchmont Resources LLC[4]	7,824	2,151,600
Media — 0.95%
Altice NV, Class A (Netherlands)*[9]	806,805	3,288,274
Altice USA, Inc.	672,337	11,470,069
Charter Communications, Inc., Class A*	—	106

		14,758,449

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Savings & Loans — 0.20%
Investors Bancorp, Inc.	244,282	$3,124,367
Software — 0.15%
Avaya Holdings Corp.*	117,164	2,352,653
Telecommunications — 0.12%
AT&T, Inc.	58,917	1,891,825

Total COMMON STOCK (Cost $62,841,789)		62,113,811

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4,5,6]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4,5,6]	11,790,650	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $—)		—

PREFERRED STOCKS — 2.42%
Banks — 2.42%
GMAC Capital Trust I 8.13% (LIBOR 3 Month+579 basis points), 2/15/40[2,3]	1,428,511	37,569,839

Total PREFERRED STOCKS (Cost $38,235,282)		37,569,839

PURCHASED PUT OPTIONS — 0.23%
S&P 500 Index, Exercise Price: $2,743.25, Notional Amount $114,750,148, Expiration Date: September 28, 2018*	41,830	3,530,631

Total PURCHASED PUT OPTIONS (Premiums paid $3,144,154)		3,530,631

TOTAL INVESTMENTS (Cost $1,433,875,445)	91.68%	1,423,118,544
Other Assets less Liabilities	8.32%	129,085,483

Net Assets	100.00%	$1,552,204,027

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (5.67)%
CORPORATE BONDS — (0.60)%
Healthcare — Services — (0.11)%
Hadrian Merger Sub, Inc. 8.50%, 5/1/26[1]	$(1,700,000)	$(1,661,750)
Pipelines — (0.13)%
Enbridge Energy Partners LP 5.88%, 10/15/25	(1,800,000)	(1,964,597)
Telecommunications — (0.36)%
Digicel Group Ltd. (Jamaica) 7.13%, 4/1/22[1,9]	(5,950,000)	(3,956,750)
Digicel Group Ltd. (Jamaica) 7.13%, 4/1/22[9]	(2,550,000)	(1,683,000)

		(5,639,750)

Total CORPORATE BONDS (Proceeds $9,500,490)		(9,266,097)

U.S. GOVERNMENT AND AGENCY SECURITIES — (1.77)%
United States Treasury Bond 3.00%, 11/15/44	(16,000,000)	(16,073,120)
3.00%, 5/15/45	(11,293,000)	(11,342,407)

		(27,415,527)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $28,434,748)		(27,415,527)

COMMON STOCK — (3.30)%
Aerospace & Defense — (0.08)%
United Technologies Corp.	(10,620)	(1,327,819)
Media — (0.67)%
Altice USA, Inc.	(612,000)	(10,440,720)
Charter Communications, Inc., Class A*	—	(107)

		(10,440,827)

Pharmaceuticals — (0.08)%
CVS Health Corp.	(18,421)	(1,185,391)
Semiconductors — (0.91)%
Microchip Technology, Inc.	(155,441)	(14,137,359)

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — (1.56)%
AT&T, Inc.	(58,917)	$(1,891,825)
Ciena Corp.*	(840,823)	(22,290,218)

		(24,182,043)

Total COMMON STOCK (Proceeds $45,965,140)		(51,273,439)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $83,900,378)	(5.67)%	$(87,955,063)

WRITTEN PUT OPTIONS — (0.06)%
S&P 500 Index, Knock-in Rate: $2,331.76, Exercise Price: $2,468.93, Notional Amount $(103,275,342), Expiration Date: September 28, 2018*	(41,830)	$(923,933)

TOTAL WRITTEN PUT OPTIONS (Premiums received $849,151)	(0.06)%	$(923,933)

*	Non-income producing security.

US	LIBOR — U.S. Dollar London Interbank Offered Rate.

LIBOR	3 Month — 3 Month U.S. Dollar London Interbank Offered Rate.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Variable or Floating rate security. Rates disclosed as of June 30, 2018.

[3]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

[4]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[5]	Security is in default.

[6]	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[7]

Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2018. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[8]	Foreign security, par value shown in local currency (Euro).

[9]	Foreign security denominated in U.S. dollars and traded in the U.S.

[10]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.

[11]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 14.5%.

Percentages are stated as a percent of net assets.

Security Type	Percent of Total Net Assets
Bank Loans	33.82%
Corporate Bonds	47.68%
Convertible Corporate Bonds	3.10%
U.S. Government and Agency Securities	0.43%
Common Stock	4.00%
Convertible Preferred Stock	0.00%
Preferred Stocks	2.42%
Purchased Put Options	0.23%

Total Investments	91.68%
Other Assets less Liabilities	8.32%

Total Net Assets	100.00%

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional Amount(4)	Buy/Sell Protection(1)(2)	Pay (Receive) Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(3)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	Ally Financial, Inc. 7.50%, 9/15/20	USD	10,000,000	Buy	5.00%	Quarterly	12/20/2018	0.19%	$(1,492,458)	$1,246,733	$(245,725)
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	20,000,000	Buy	1.00	Quarterly	9/20/2018	0.07	309,975	(358,605)	(48,630)
Goldman Sachs	SUPERVALU, Inc. 7.75%, 11/15/22	USD	1,050,000	Buy	5.00	Quarterly	6/20/2023	4.19	78,750	(116,023)	(37,273)
Goldman Sachs	SUPERVALU, Inc. 7.75%, 11/15/22	USD	6,290,000	Buy	5.00	Quarterly	6/20/2023	4.19	534,650	(757,935)	(223,285)
Goldman Sachs	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Buy	5.00	Quarterly	12/20/2018	0.70	(2,134,040)	1,873,459	(260,581)
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Buy	5.00	Quarterly	12/20/2018	0.70	(2,137,029)	1,876,448	(260,581)
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Buy	5.00	Quarterly	12/20/2018	0.70	(2,252,200)	1,991,620	(260,580)

TOTAL CREDIT DEFAULT SWAPS									$(7,092,352)	$5,755,697	$(1,336,655)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

[3]

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

Total Return Swaps

Counterparty	Reference Instrument	Currency	Notional Amount	Pay/ Receive Total Return on Reference Instrument	Financing Rate[3]	Payment Frequency	Termination Date	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Goldman Sachs Catch-Up Energy Index[4]	USD	1,852,625	See Note 1	1-Month USD-LIBOR plus 0.40%	Monthly	9/18/2018	$—	$226,317	$2,078,942
Goldman Sachs	Goldman Sachs Stable Energy Index[5]	USD	3,872,839	See Note 1	1-Month USD-LIBOR plus 0.40%	Monthly	9/18/2018	—	136,544	4,009,383
Goldman Sachs	Egypt Treasury Bill 0.00%, 8/7/2018	EGP	233,187,500	See Note 2	3-Month USD-LIBOR plus 0.75%	At Termination	8/7/2018	12,333,229	485,736	12,818,965

TOTAL TOTAL RETURN SWAPS								$12,333,229	$848,597	$18,907,290

[1]	The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference index has increased and makes payment if the value has decreased.

[2]

The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference treasury bill has increased and makes payment if the value has decreased.

[3]	Financing rate is based upon predetermined notional amounts.

[4]	The Goldman Sachs Catch-Up Energy Index is a customized index comprised of 4 U.S. energy equity securities.

[5]	The Goldman Sachs Stable Energy Index is a customized index comprised of 5 U.S. energy equity securities.

EGP — Egyptian Pound

USD — United States Dollar

1-Month USD-LIBOR — 1 Month U.S. Dollar London Interbank Offered Rate.

3-Month USD-LIBOR — 3 Month U.S. Dollar London Interbank Offered Rate.

SWAPTIONS

Interest Rate Swaptions
Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR	USD	61,000,000	Pay	2.95%	8/2/2023	$315,000	$111,401
Morgan Stanley	3-Month USD-LIBOR	USD	46,000,000	Pay	2.97	8/2/2025	345,000	98,662
Morgan Stanley	3-Month USD-LIBOR	USD	33,000,000	Pay	3.00	8/2/2028	350,000	98,268

TOTAL INTEREST RATE SWAPTIONS							$1,010,000	$308,331

USD — United States Dollar

3-Month USD-LIBOR — 3 Month U.S. Dollar London Interbank Offered Rate.

FUTURES CONTRACTS

Counterparty	Futures Contracts	Number of Contracts (Short)	Expiration Date	Notional Amount	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	U.S. 5 Year Treasury Note	(1,703)	September 28, 2018	$(193,898,511)	$(193,490,092)	$408,419
Goldman Sachs	U.S. 10 Year Treasury Note	(540)	September 19, 2018	(64,955,317)	(64,901,250)	54,067
Goldman Sachs	U.S. Treasury Long Bond	(221)	September 19, 2018	(31,951,356)	(32,045,000)	(93,644)

TOTAL FUTURES CONTRACTS				$(290,805,184)	$(290,436,342)	$368,842

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Active Income Fund

Schedule of Investments

June 30, 2018 (unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	USD	20,895,904	EUR	17,400,000	August 9, 2018	$511,832
Goldman Sachs	EUR	8,400,000	USD	9,951,791	August 9, 2018	(111,205)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$400,627

EUR = Euro

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

10

Driehaus Event Driven Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 26, 2013 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/18	1 Year	3 Years	Since Inception (8/26/13 - 6/30/18)
Driehaus Event Driven Fund (DEVDX)[1]	2.40%	2.71%	3.18%
S&P 500 Index[2]	14.37%	11.93%	12.98%
FTSE 3-Month T-Bill Index[3]	1.33%	0.64%	0.41%

[1]	The returns for the periods prior to March 1, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.

[3]

The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

11

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 6.58%
Advertising — 3.77%
Getty Images, Inc. 5.59% (US LIBOR+350 basis points), 10/18/19[2,3]	$3,995,516	$3,868,379
Distribution/Wholesale — 1.90%
Fossil Group, Inc. 7.00% (US LIBOR+700 basis points), 12/31/20[2,3]	1,942,500	1,944,928
Entertainment — 0.91%
Golden Entertainment, Inc. 9.10% (US LIBOR+700 basis points), 10/20/25[2,3]	920,000	934,950

Total BANK LOANS (Cost $6,612,547)		6,748,257

CORPORATE BONDS — 14.47%
Banks — 1.77%
USB Realty Corp. 3.49% (LIBOR 3 Month+115 basis points), 1/15/62[1,2,4]	2,000,000	1,812,500
Commercial Services — 1.34%
Rent-A-Center, Inc. 4.75%, 5/1/21	1,378,000	1,378,000
Diversified Financial Services — 1.47%
Abe Investment Holdings, Inc./Getty Images, Inc. 7.00%, 10/15/20[1,4]	1,649,000	1,508,835
Telecommunications — 9.89%
Consolidated Communications, Inc. 6.50% , 10/1/22[1,4]	5,427,000	5,060,678
HC2 Holdings, Inc. 11.00%, 12/1/19[1,4]	5,005,000	5,080,075

		10,140,753

Total CORPORATE BONDS (Cost $14,309,917)		14,840,088

CONVERTIBLE CORPORATE BONDS — 0.30%
Internet — 0.30%
Wix.com Ltd. (Israel) 0.00%, 7/1/23	310,000	305,766

Total CONVERTIBLE CORPORATE BONDS (Cost $310,000)		305,766

COMMON STOCK — 70.34%
Aerospace & Defense — 4.13%
Rockwell Collins, Inc.	31,488	4,240,804

	Shares, Principal Amount, or Number of Contracts	Value
Biotechnology — 11.73%
Adverum Biotechnologies, Inc.*	251,395	$1,332,393
Atara Biotherapeutics, Inc.*	7,996	293,853
Avrobio, Inc.*	25,763	735,791
Blueprint Medicines Corp.*	8,893	564,528
Deciphera Pharmaceuticals, Inc.*	9,402	369,969
Ideaya Biosciences, Inc. Private Equity[5,7]	1,544,998	963,615
Loxo Oncology, Inc.*[4]	33,799	5,863,451
Sesen Bio, Inc.*	505,333	985,399
Sierra Oncology, Inc. (Canada)*	313,224	927,143

		12,036,142

Building Materials — 2.06%
Builders FirstSource, Inc.*	115,716	2,116,446
Chemicals — 3.35%
Huntsman Corp.	117,675	3,436,110
Commercial Services — 1.95%
Quanta Services, Inc.*	59,853	1,999,090
Computers — 2.56%
Perspecta, Inc.	127,876	2,627,852
Healthcare - Products — 2.35%
Inspire Medical Systems, Inc.*	28,878	1,029,790
Sientra, Inc.*	70,600	1,377,406

		2,407,196

Healthcare — Services — 3.17%
Natera, Inc.*[4]	148,041	2,786,132
Neuronetics, Inc.*	17,545	466,872

		3,253,004

Insurance — 7.20%
FGL Holdings (Bermuda)*[4]	879,778	7,381,337
Media — 0.65%
Altice NV, Class A (Netherlands)*	126,041	513,702
Altice USA, Inc.	8,673	147,961

		661,663

Pharmaceuticals — 10.81%
Aclaris Therapeutics, Inc.*	124,237	2,481,013
Array Biopharma, Inc.*	261,559	4,388,960
Clementia Pharmaceuticals, Inc. (Canada)*	159,516	2,099,231
Concert Pharmaceuticals, Inc.*	26,115	439,515
Mirati Therapeutics, Inc.*	33,977	1,675,066

		11,083,785

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Savings & Loans — 8.09%
OceanFirst Financial Corp.[4]	130,030	$3,895,699
Oritani Financial Corp.[4]	123,499	2,000,684
Waterstone Financial, Inc.	140,540	2,396,207

		8,292,590

Semiconductors — 2.23%
Marvell Technology Group Ltd. (Bermuda)	106,575	2,284,968
Software — 1.06%
Avaya Holdings Corp.*	54,236	1,089,059
Telecommunications — 0.81%
HC2 Holdings, Inc.*	142,775	835,234
Transportation — 8.19%
Knight-Swift Transportation Holdings, Inc.	88,715	3,389,800
XPO Logistics, Inc.*[4]	50,062	5,015,211

		8,405,011

Total COMMON STOCK (Cost $70,184,868)		72,150,291

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34 [5,6,7]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41 [5,6,7]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $1,877)		—

PURCHASED CALL OPTIONS — 0.09%
United Technologies Corp., Exercise Price: $135.00, Notional Amount $4,306,500, Expiration Date: January 18, 2019*	319	98,890

Total PURCHASED CALL OPTIONS (Premiums paid $301,419)		98,890

TOTAL INVESTMENTS (Cost $91,720,628)	91.78%	94,143,292
Other Assets less Liabilities	8.22%	8,431,219

Net Assets	100.00%	$102,574,511

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (18.67)%
EXCHANGE-TRADED FUNDS — (18.67)%
iShares Nasdaq Biotechnology ETF	(50,400)	$(5,534,928)
SPDR S&P Biotech ETF	(111,138)	(10,579,226)
SPDR S&P Regional Banking ETF	(49,788)	(3,037,068)

		(19,151,222)

Total EXCHANGE-TRADED FUNDS (Proceeds $16,797,306)		(19,151,222)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $16,797,306)	(18.67)%	$(19,151,222)

*	Non-income producing security.

US	LIBOR — U.S. Dollar London Interbank Offered Rate.

LIBOR	3 Month — 3 Month U.S. Dollar London Interbank Offered Rate.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ ( the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Variable or floating rate security. Rates disclosed as of June 30, 2018.

[3]

Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2018. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

[5]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.

[6]	Security is in default.

[7]	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

13

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2018 (unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds	14.5%
Common Stock	70.3%
Convertible Preferred Stock	0.0%
Purchased Call Options	0.1%
Bank Loans	6.6%
Convertible Corporate Bonds	0.3%

Total Investments	91.8%
Other Assets less Liabilities	8.2%

Total Net Assets	100.0%

Percentages are stated as a percent of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	EUR	1,085,000	USD	1,285,440	August 9, 2018	$(14,364)
Goldman Sachs	USD	1,993,517	EUR	1,660,000	August 9, 2018	48,830

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$34,466

EUR = Euro

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Multi-Asset Growth Economies Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since April 10, 2017 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Cumulative Total Returns as of 6/30/18	1 Year	Since Inception (4/10/17 - 6/30/18)
Driehaus Multi-Asset Growth Economies Fund (DMAGX)[1]	7.15%	11.13%
MSCI EM/JP Morgan GBI Blended Index[2]	2.96%	6.50%
MSCI Emerging Markets Index-N3	8.20%	11.73%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The MSCI EM/JPMorgan GBI Blended Index is an equally weighted benchmark comprised of 50 percent by the Morgan Stanley Capital International Emerging Markets Index-Net (MSCI EM) and 50 percent by the JPMorgan Global Bond Index Emerging Markets Global Diversified (JPMorgan GBI). The MSCI EM is a market capitalization-weighted index designed to measure equity market performance in emerging markets and the JPMorgan GBI tracks debt instruments in the emerging markets. Source: Morgan Stanley Capital International Inc. and JPMorgan.

[3]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

15

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
SOVEREIGN BONDS — 24.10%
Egypt — 3.71%
Egypt Treasury Bills 15.72%, 7/31/18[5]	10,000,000	[5]	$551,693
Egypt Treasury Bills 15.63%, 8/21/18[5]	18,000,000	[5]	984,012

			1,535,705

Malaysia — 1.19%
Malaysia Government Bond 3.90%, 11/30/26[5]	2,050,000	[5]	491,409
Mexico — 6.17%
Mexican Bonos 8.00%, 12/7/23[5]	500,000	[5]	2,553,662
Nigeria — 2.74%
Nigeria Government International Bond 7.70%, 2/23/38[5]	1,200,000	[5]	1,133,712
Peru — 2.42%
Peruvian Government International Bond 6.95%, 8/12/31[5]	3,000,000	[5]	1,000,132
Poland — 3.73%
Republic of Poland Government Bond 2.75%, 4/25/28[5]	6,000,000	[5]	1,541,768
South Africa — 1.87%
Republic of South Africa Government Bond 8.50%, 1/31/37[5]	4,951,000	[5]	327,069
Republic of South Africa Government International Bond 4.30%, 10/12/28[5]	500,000	[5]	445,410

			772,479

Thailand — 2.27%
Thailand Government Bond 3.40%, 6/17/36[5]	30,500,000	[5]	937,386

Total SOVEREIGN BONDS (Cost $10,117,214)			9,966,253

EQUITY SECURITIES — 68.62%
Argentina — 0.54%
Telecom Argentina SA ADR[2,3]	12,696		225,227
Brazil — 5.89%
Ambev SA ADR[2,3]	118,428		548,322
Cyrela Brazil Realty SA Empreendimentos e Participacoes	147,423		418,405
Gerdau SA — SP ADR[2,3]	45,904		162,500
Itau Unibanco Holding SA — SP ADR[2,3]	59,244		614,953
Localiza Rent a Car SA	36,524		223,622
Vale SA — ADR[2,3]	36,436		467,109

			2,434,911

	Shares, Principal Amount, or Number of Contracts	Value
China — 20.82%
AIA Group, Ltd.	84,720	$740,771
Alibaba Group Holding, Ltd. — SP ADR*[2,3]	5,538	1,027,465
Baidu, Inc. ADR*[2,3]	1,222	296,946
China Overseas Land & Investment, Ltd.	121,115	399,054
China Shenhua Energy Co., Ltd.	127,000	301,410
CSPC Pharmaceutical Group, Ltd.	99,273	299,884
Fanhua, Inc. — SP ADR[2,3]	11,525	328,463
GDS Holdings, Ltd. ADR*[2,3]	7,691	308,332
Guangzhou Baiyun International Airport Co., Ltd.	81,800	161,617
Hangzhou Hikvision Digital Technology Co., Ltd. — A	35,654	199,815
Huifu Payment, Ltd.*[1]	225,908	195,513
Industrial & Commercial Bank of China, Ltd.	679,058	508,064
Ping An Insurance Group Co. of China, Ltd. — H	51,739	476,134
Sands China, Ltd.	74,610	398,936
Tencent Holdings, Ltd.	45,573	2,287,479
Xiabuxiabu Catering Management China Holdings Co., Ltd.[1]	156,762	342,472
ZTO Express Cayman, Inc. — ADR[2,3]	16,946	338,920

		8,611,275

Cyprus — 1.16%
TCS Group Holding PLC GDR[3]	23,181	479,847
Czech Republic — 0.52%
Moneta Money Bank AS1	62,310	213,851
Egypt — 0.39%
Commercial International Bank Egypt SAE — GDR[3]	32,956	163,132
France — 1.34%
LVMH Moet Hennessy Louis Vuitton SE	1,666	554,879
Greece — 0.49%
OPAP SA	17,768	200,857
Hungary — 0.64%
OTP Bank PLC	7,281	263,613
India — 7.44%
Crompton Greaves Consumer Electricals, Ltd.	93,326	308,113
HDFC Bank, Ltd. — ADR[2,3]	8,325	874,291
Housing Development Finance Corp., Ltd.	15,683	436,762

Notes to Financial Statements are an integral part of this Schedule.

16

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ICICI Bank, Ltd. — SP ADR[2,3]	51,859	$416,428
ITC, Ltd.	27,185	105,621
Maruti Suzuki India, Ltd.	1,709	220,141
Tata Consultancy Services, Ltd.	26,516	715,098

		3,076,454

Indonesia — 1.02%
PT Bank Central Asia Tbk	281,697	422,152
Malaysia — 0.71%
Public Bank BHD	50,548	292,314
Mexico — 3.17%
Grupo Financiero Banorte SAB de CV — O	68,381	403,084
Prologis Property Mexico SA de CV	302,711	558,315
Wal-Mart de Mexico SAB de CV	133,256	351,318

		1,312,717

Philippines — 0.89%
BDO Unibank, Inc.	157,185	369,639
Russia — 3.02%
Sberbank of Russia PJSC — SP ADR[3]	51,822	748,051
Yandex NV — A*[2,3]	13,938	500,374

		1,248,425

Saudi Arabia — 1.87%
Al Rajhi Bank	14,558	334,992
Bupa Arabia for Cooperative Insurance Co.	8,848	212,094
United International Transportation Co.	23,575	224,096

		771,182

South Africa — 0.85%
Shoprite Holdings Ltd.	21,918	352,494
South Korea — 7.30%
Cafe24 Corp.*	1,746	280,425
Koh Young Technology, Inc.	4,279	391,618
Korea Investment Holdings Co., Ltd.	4,714	355,718
Macquarie Korea Infrastructure Fund	51,186	411,509
Samsung Electronics Co., Ltd.	27,850	1,165,727
SK Hynix, Inc.	5,364	412,467

		3,017,464

Taiwan — 6.92%
Cathay Financial Holding Co., Ltd.	307,022	541,771
Chipbond Technology Corp.	189,000	392,400

	Shares, Principal Amount, or Number of Contracts	Value
Hon Hai Precision Industry Co., Ltd.	104,191	$284,327
MediaTek, Inc.	24,271	238,821
Taiwan Semiconductor Manufacturing Co., Ltd.	143,175	1,016,691
Vanguard International Semiconductor Corp.	169,000	386,907

		2,860,917

Thailand — 1.43%
Advanced Info Service PCL	64,100	357,938
Indorama Ventures PCL — NVDR	141,600	234,006

		591,944

Turkey — 0.58%
Turkcell Iletisim Hizmetleri AS	91,061	241,236
United Arab Emirates — 0.98%
Abu Dhabi Commercial Bank PJSC	106,704	205,088
DP World, Ltd.[3]	8,738	200,974

		406,062

United Kingdom — 0.65%
KAZ Minerals PLC*	24,188	269,110

Total EQUITY SECURITIES (Cost $26,392,733)		28,379,702

PURCHASED CALL OPTION — 0.00%
OTC CLP vs USD Exercise Price: $628, Notional Amount: $3,140,000 Expiration Date: July 19, 2018* Counterparty: Goldman Sachs	500,000	232

Total PURCHASED CALL OPTION (Premiums paid $7,463)		232

PURCHASED PUT OPTION — 0.06%
OTC EUR vs USD Exercise Price: $1.18, Notional Amount: $23,600 Expiration Date: July 12, 2018* Counterparty: Goldman Sachs	2,000,000	24,833

Total PURCHASED PUT OPTIONS (Premiums paid $21,548)		24,833

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
EQUITY CERTIFICATES — 0.45%
India — 0.45%
ITC, Ltd.[4]	48,407	$188,075

Total EQUITY CERTIFICATES (Cost $205,716)		188,075

TOTAL INVESTMENTS (COST $36,744,674)	93.23%	38,559,095
Other Assets less Liabilities	6.77%	2,798,975

Net Assets	100.00%	$41,358,070

*	Non-income producing security.

ADR — American Depository Receipt

CLP — Chilean Peso

CALY — Calyon Securities

EUR — Euro

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

USD — United States Dollar

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

[4]

Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2018, the value of these restricted securities amounted to $188,075 or 0.45% of net assets. These restricted securities have not been deemed illiquid.

[5]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

Security Type/Sector	Percent of Total Net Assets
Sovereign Bonds	24.10%
Equity Securities	68.62%
Purchased Call Options	0.00%
Purchased Put Options	0.06%
Equity Certificates	0.45%

Total Investments	93.23%
Other Assets less Liabilities	6.77%

Total Net Assets	100.00%

Percentages are stated as a percent of net assets.

Regional Weightings(a)

Asia/Far East Ex-Japan	50.44%
Eastern Europe	9.83%
Africa	9.56%
North America	9.40%
South America	8.85%
Middle East	4.01%
Western Europe	1.14%

(a)	All percentages are stated as a percent of net assets at June 30, 2018.

Additional information on each restricted security is as follows:

Security	Counter- Party	Acquisition Date(s)	Acquisition Costs
ITC, Ltd.	CALY	4/11/17	$205,716

Notes to Financial Statements are an integral part of this Schedule.

18

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2018 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional Amount(4)	Buy/Sell Protection(1)(2)	Pay (Receive) Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(3)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
ICE Clear Credit LLC	The Markit CDX Emerging Markets IndexSeries 29	USD	8,000,000	Buy	1.00%	Quarterly	6/20/2023	1.90%	$316,368	$(1,099)	$315,269

TOTAL CREDIT DEFAULT SWAPS									$316,368	$(1,099)	$315,269

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

[3]

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

19

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2018 (unaudited)

SWAP CONTRACTS

Interest Rate Swaps

Counterparty	Notional Amount		Fixed Rate	Floating Rate Index	Payment Frequency	Expiration Date	Value/ Unrealized Appreciation/ (Depreciation)
Chicago Mercantile Exchange	BRL	15,131,123	9.41%[1]	1-Day BRL BZDIOVRA[1]	Daily	1/4/2021	$21,281
Morgan Stanley Capital Services LLC	CNY	67,000,000	3.19%[1]	7-Day CNRR007[1]	7-Day	6/20/2020	21,687
Morgan Stanley Capital Services LLC	KRW	3,400,000,000	2.26%[1]	3-Months KWCDC[1]	Quarterly	6/28/2028	12,593
Chicago Mercantile Exchange	MXN	29,000,000	8.26%[2]	28-Day MXN MXIBTIIE[2]	28 Days	6/8/2028	(21,820)

TOTAL INTEREST RATE SWAPS							$33,741

[1]	Fund Pays the floating rate and receives the fixed rate.
[2]	Fund Pays the fixed rate and receives the floating rate.

BRL — Brazilian Real

CNY — Chinese Yuan

KRW — South Korean won

MXN — Mexican Peso

BZDIOVRA — Brazil Interbank Deposit Rate

CNRR007 — CFETS China Fixing Repo Rates

KWCDC — KRW 3 Month Certificate of Deposit

MXIBTIIE — Mexico 28-day Interbank Interest Rate

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America	ARS	24,350,000	USD	1,000,000	March 8, 2019	$(302,440)
Goldman Sachs	USD	330,000	ARS	8,184,000	March 8, 2019	95,551
Goldman Sachs	USD	670,000	ARS	18,257,500	March 8, 2019	146,974
Goldman Sachs	USD	1,473,167	MXN	30,173,382	July 23, 2018	(40,243)
Goldman Sachs	USD	500,000	MXN	10,227,465	July 23, 2018	(12,981)
Goldman Sachs	USD	513,771	MXN	10,129,235	July 23, 2018	5,718
Goldman Sachs	RUB	31,765,000	USD	500,000	September 28, 2018	1,158

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(106,263)

ARS = Argentine Peso

MXN = Mexican Peso

RUB = Russian Ruble

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

20

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	Driehaus Active Income Fund	Driehaus Event Driven Fund	Driehaus Multi-Asset Growth Economies Fund
ASSETS:
Investment securities, at fair value (cost $1,430,731,291, $91,419,209 and $36,715,663, respectively)	$1,419,587,913	$94,044,402	$38,534,030
Purchased options contracts, at fair value (premiums paid $3,144,154, $301,419 and $29,011, respectively)	3,530,631	98,890	25,065
Purchased swaptions contracts, at fair value (premiums paid $1,010,000, $0 and $0, respectively)	308,331	—	—
Foreign currency, at fair value (cost $0, $12 and $1,331, respectively)	—	12	1,320
Unrealized appreciation on forward foreign currency contracts	511,832	48,830	249,401
Unrealized appreciation on open swap contracts	7,836,857	—	55,561
Premiums paid on open swap contracts	13,256,604	—	316,368
Cash	117,038,968	7,478,313	1,681,425
Collateral held at custodian for the benefit of brokers	109,753,687	23,033,437	275,721
Receivable for investment securities sold	6,393,322	—	652,718
Receivable for fund shares sold	1,593,651	101,125	—
Receivable for interest and dividends	16,197,097	234,335	268,161
Receivable for variation margin on futures contracts	33,008	—	—
Receivable from custodian	—	—	21,372
Prepaid expenses	25,148	24,713	14,478

TOTAL ASSETS	1,696,067,049	125,064,057	42,095,620

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $83,900,378, $16,797,306 and $0, respectively)	87,955,063	19,151,222	—
Written options outstanding, at fair value (premiums received $849,151, $0 and $0, respectively)	923,933	—	—
Foreign currency due to custodian, at fair value (proceeds $272, $0 and $212, respectively)	275	—	208
Unrealized depreciation on open swap contracts	1,232,563	—	22,919
Unrealized depreciation on forward foreign currency contracts	111,205	14,364	355,664
Premiums received on open swap contracts	8,015,727	—	—
Due to custodian	—	50,672	—
Payable for investment securities purchased	42,663,890	2,933,350	300,297
Payable for fund shares redeemed	1,482,326	169,666	—
Payable to affiliate	709,162	86,846	25,072
Payable for interest and dividends on securities sold short	324,989	19,880	—
Payable for variation margin on futures contracts	—	—	—
Accrued shareholder services plan fees	220,807	14,684	—
Accrued administration and accounting fees	54,366	3,643	909
Accrued foreign capital gains taxes	—	—	2,409
Accrued expenses	168,716	45,219	30,072

TOTAL LIABILITIES	143,863,022	22,489,546	737,550

NET ASSETS	$1,552,204,027	$102,574,511	$41,358,070

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	160,493,147	9,255,757	3,816,414

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.67	$11.08	$10.84

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2018:
Paid-in-capital	$2,029,929,419	$106,102,220	$38,352,419
Undistributed net investment income (loss)	(2,940,882)	1,402,051	490,107
Undistributed net realized gain (loss) on investments, options, swaptions, securities sold short, futures contracts, swap contracts, forward foreign currency contracts and foreign currency	(466,569,761)	(5,032,974)	782,481
Net unrealized appreciation (depreciation) on:
Investments	(11,143,378)	2,625,193	1,818,367
Purchased options contracts	386,477	(202,529)	(3,946)
Purchased swaptions contracts	(701,669)	—	—
Securities sold short	(4,054,685)	(2,353,916)	—
Written options contracts	(74,782)	—	—
Futures contracts	368,842	—	—
Swap contracts	6,604,294	—	32,642
Forward foreign currency contracts	400,627	34,466	(106,263)
Foreign currency	(3)	—	(7)
Foreign currency translations	(472)	—	(7,730)

NET ASSETS	$1,552,204,027	$102,574,511	$41,358,070

Notes to Financial Statements are an integral part of these Statements.

21

Statements of Operations

For the six months ended June 30, 2018 (unaudited)

	Driehaus Active Income Fund	Driehaus Event Driven Fund	Driehaus Multi-Asset Growth Economies Fund
INVESTMENT INCOME (LOSS):
Interest income (net of $0, $0, and $7,270 of non-reclaimable foreign taxes withheld, respectively)	$35,189,470	$1,150,314	$408,959
Dividend income (net of $0, $0, and $58,758 of non-reclaimable foreign taxes withheld, respectively)	13,315,815	2,070,727	476,282

Total investment income	48,505,285	3,221,041	885,241

Expenses:
Investment advisory fees	4,191,816	697,003	220,287
Shareholder services plan fees	1,132,471	132,655	—
Administration and fund accounting fees	342,075	51,561	23,534
Transfer agent fees and expenses	166,297	32,771	21,742
Trustees’ fees	64,800	20,640	17,727
Custody fees	52,927	9,465	12,478
Federal and state registration fees	46,648	15,858	25,108
Legal fees	43,339	14,237	14,509
Reports to shareholders	38,834	19,473	12,889
Audit and tax fees	29,524	29,524	24,328
Chief compliance officer fees	9,294	9,294	9,294
Dividends on short positions	1,362,772	220,375	—
Interest on short positions	630,661	15,116	—
Interest expense	127,766	72,578	—
Miscellaneous	89,019	25,850	32,341

Total expenses	8,328,243	1,366,400	414,237
Fees paid indirectly	(10,000)	(15,200)	(950)
Fees waived by Adviser	—	—	(27,785)

Net expenses	8,318,243	1,351,200	385,502

Net investment income (loss)	40,187,042	1,869,841	499,739

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	3,551,510	10,439,179	350,180
Purchased options contracts	(151,991)	131,295	291,283
Purchased swaptions contracts	3,464,715	—	—
Securities sold short	(17,605,191)	(1,055,532)	—
Written options contracts	(384,800)	(252,742)	(131,389)
Futures contracts	8,658,013	—	—
Swap contracts	1,445,011	—	339,048
Forward foreign currency contracts	152,491	(308,493)	(270,619)
Foreign currency	66,166	60,686	(2,450)

Net realized gain (loss) on investments	(804,076)	9,014,393	576,053

Change in net unrealized appreciation (depreciation) on:
Investments	(41,934,368)	(7,683,585)	(3,424,963)
Purchased options contracts	538,468	(202,529)	(21,267)
Purchased swaptions contracts	(499,543)	—	—
Securities sold short	15,293,391	(842,311)	—
Written options contracts	2,345,181	683,374	—
Futures contracts	(569,388)	—	—
Swap contracts	800,238	—	(191,376)
Forward foreign currency contracts	645,649	238,379	(125,616)
Foreign currency	(1)	—	2,183
Foreign currency translations	(2,360)	(228)	(10,880)

Net change in net unrealized appreciation (depreciation) on investments	(23,382,733)	(7,806,900)	(3,771,919)

Net realized and unrealized gain (loss) on investments	(24,186,809)	1,207,493	(3,195,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,000,233	$3,077,334	$(2,696,127)

Notes to Financial Statements are an integral part of these Statements.

22

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Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Event Driven Fund
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$40,187,042	$69,974,396	$1,869,841	$316,090
Net realized gain (loss) on investments	(804,076)	(80,635,900)	9,014,393	17,590,679
Net change in unrealized appreciation (depreciation) on investments	(23,382,733)	17,210,449	(7,806,900)	(9,979,767)

Net increase (decrease) in net assets resulting from operations	16,000,233	6,548,945	3,077,334	7,927,002

Distributions:
Net investment income	(45,011,949)	(74,683,208)	—	—
Net capital gains	—	—	—	—

Total distributions	(45,011,949)	(74,683,208)	—	—

Capital share transactions:
Proceeds from shares sold	304,068,725	533,408,414	18,279,593	66,521,757
Reinvested distributions	23,446,985	40,540,265	—	—
Cost of shares redeemed	(280,570,226)	(1,246,371,265)	(84,430,165)	(165,282,973)

Net increase (decrease) from capital transactions	46,945,484	(672,422,586)	(66,150,572)	(98,761,216)

Total increase (decrease) in net assets	17,933,768	(740,556,849)	(63,073,238)	(90,834,214)

NET ASSETS:

Beginning of period	$1,534,270,259	$2,274,827,108	$165,647,749	$256,481,963

End of period	$1,552,204,027	$1,534,270,259	$102,574,511	$165,647,749

Undistributed net investment income (loss)	$(2,940,882)	$1,884,025	$1,402,051	$(467,790)

Capital share transactions in shares:
Shares sold	30,748,411	53,202,812	1,674,756	6,332,559
Reinvested distributions	2,401,418	4,096,719	—	—
Shares redeemed	(28,307,524)	(125,133,149)	(7,769,816)	(15,782,409)

Net increase (decrease)	4,842,305	(67,833,618)	(6,095,060)	(9,449,850)

*	Fund commenced operations on April 10, 2017

Notes to Financial Statements are an integral part of these Statements.

24

Statements of Changes in Net Assets

Driehaus Multi-Asset Growth Economies Fund
Six Months Ended June 30, 2018 (unaudited)	For the Period April 10, 2017* through December 31, 2017

$499,739	$420,295
576,053	1,779,638
(3,771,919)	3,050,200

(2,696,127)	5,250,133

—	(555,003)
—	(1,463,728)

—	(2,018,731)

1,071,444	38,153,988
—	2,018,731
(200,640)	(220,728)

870,804	39,951,991

(1,825,323)	43,183,393

$43,183,393	$—

$41,358,070	$43,183,393

$490,107	$(9,632)

90,309	3,586,704
—	177,393
(17,451)	(20,541)

72,858	3,743,556

Notes to Financial Statements are an integral part of these Statements.

25

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013
Net asset value, beginning of period	$9.86	$10.18	$9.95	$10.42	$10.77	$10.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.26	0.35	0.32	0.38	0.27	0.30
Net realized and unrealized gain (loss) on investments	(0.16)	(0.29)	0.23	(0.49)	(0.36)	0.02

Total from investment operations	0.10	0.06	0.55	(0.11)	(0.09)	0.32

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.29)	(0.38)	(0.32)	(0.36)	(0.26)	(0.22)
Net realized gain	—	—	—	—	—	—

Total distributions	(0.29)	(0.38)	(0.32)	(0.36)	(0.26)	(0.22)

Net asset value, end of period	$9.67	$9.86	$10.18	$9.95	$10.42	$10.77

Total Return	1.00%[4]	0.59%	5.63%	(1.07)%	(0.87)%	2.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,552,204	$1,534,270	$2,274,827	$2,875,993	$3,982,787	$4,607,803
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.09%[3]	1.18%	1.38%	1.05%	1.05%	1.14%
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.09%[2,3]	1.17%[2]	1.38%[2]	1.05%	1.05%	1.14%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.81%[3]	0.81%	0.80%	0.78%	0.77%	0.79%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.81%[2,3]	0.81%[2]	0.80%[2]	0.78%	0.77%	0.79%
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	5.27%[3]	3.53%	3.20%	3.69%	2.51%	2.80%
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	5.55%[3]	3.89%	3.78%	3.96%	2.79%	3.15%
Portfolio turnover rate	31%[4]	89%	115%	76%	43%	48%

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Annualized.

[4]	Not annualized.

Notes to Financial Statements are an integral part of this Schedule.

26

Driehaus Event Driven Fund

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the period August 26, 2013* through December 31, 2013
Net asset value, beginning of period	$10.79	$10.34	$9.85	$10.01	$10.74	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.15	0.02	0.02	0.05	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.14	0.43	0.59	(0.15)	(0.67)	1.09

Total from investment operations	0.29	0.45	0.61	(0.10)	(0.69)	1.03

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(0.09)	(0.06)	—	—
Net realized gain	—	—	—	—	(0.04)	(0.29)
Tax return of capital	—	—	(0.03)	—	—	—

Total Distributions	—	—	(0.12)	(0.06)	(0.04)	(0.29)

Net asset value, end of period	$11.08	$10.79	$10.34	$9.85	$10.01	$10.74

Total Return	2.69%[3]	4.35%	6.25%	(1.08)%	(6.35)%	10.35%[3]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$102,575	$165,648	$256,482	$232,456	$166,300	$42,033
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.96%[4]	1.77%	2.03%	1.86%	1.80%	3.03%[4]
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.94%[2,4]	1.76%[2]	2.01%[2]	1.86%	1.80%	3.00%[4]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.52%[4]	1.46%	1.44%	1.43%	1.35%	2.03%[4]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.50%[2,4]	1.45%[2]	1.42%[2]	1.43%	1.35%	2.00%[4]
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.68%[4]	0.17%	0.19%	0.45%	(0.17)%	(1.75)%[4]
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.66%[4]	0.48%	0.78%	0.89%	0.28%	(0.75)%[4]
Portfolio turnover rate	52%[3]	198%	246%	400%	315%	104%[3]

*	Fund commenced operations on August 26, 2013.

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Not annualized.

[4]	Annualized.

Notes to Financial Statements are an integral part of this Schedule.

27

Driehaus Multi-Asset Growth Economies Fund

Financial Highlights

	For the six month period January 1, 2018 through June 30, 2018 (unaudited)	For the period April 10, 2017* through December 31, 2017
Net asset value, beginning of period	$11.54	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13	0.17
Net realized and unrealized gain (loss) on investments	(0.83)	1.94

Total from investment operations	(0.70)	2.11

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.16)
Net realized gain	—	(0.41)

Total distributions	—	(0.57)

Redemption fees added to paid-in capital	0.00 [4]	0.00 [4]

Net asset value, end of period	$10.84	$11.54

Total Return	(6.07)%[2]	21.14%[2]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$41,358	$43,183
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.88%[3]	2.04%[3]
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.75%[3,5]	1.75%[3,5]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.88%[3]	2.04%[3]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.75%[3,5]	1.75%[3,5]
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.14%[3]	2.12%[3]
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.14%[3,5]	2.12%[3,5]
Portfolio turnover rate	82%[2]	99%[2]

*	Fund commenced operations on April 10, 2017.

[1]	Calculated based on average shares outstanding.

[2]	Not annualized.

[3]	Annualized.

[4]	Amount represents less than $0.01 per share.

[5]

The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 9, 2020.

Notes to Financial Statements are an integral part of this Schedule.

28

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The three series (“Funds” or each a “Fund”) included in this report are as follows: the Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Event Driven Fund (the “Event Driven Fund”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles. The Driehaus Multi-Asset Growth Economies Fund (the “Multi-Asset Growth Economies Fund”) commenced operations on April 10, 2017, after succeeding to the assets of the Driehaus Emerging Markets Dividend Growth Fund, L.P. The transaction was structured to be a tax-free exchange and the cost basis and holding period of the underlying securities were carried over to the Multi-Asset Growth Economies Fund. The Multi-Asset Growth Economies Fund seeks to maximize total return.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Exchange-traded securities for which no sale was reported are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially

29

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for Multi-Asset Growth Economies Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the FASB amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended June 30, 2018, there were no transfers between levels for the Active Income Fund, Event Driven Fund and Multi-Asset Growth Economies Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2018:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$524,940,586	$—	$524,940,586
Common Stocks
Aerospace & Defense	3,821,545	—	—	3,821,545
Auto Manufacturers	8,366,235	—	—	8,366,235
Banks	17,740,599	—	—	17,740,599
Healthcare — Services	4,034,798	—	—	4,034,798
Insurance	3,871,740	—	—	3,871,740
Investment Companies	—	2,151,600	—	2,151,600
Media	14,758,449	—	—	14,758,449
Savings & Loans	3,124,367	—	—	3,124,367
Software	2,352,653	—	—	2,352,653
Telecommunications	1,891,825	—	—	1,891,825
Convertible Corporate Bonds	—	48,185,006	—	48,185,006

30

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Auto Manufacturers	$—	$—	$0	$0
Corporate Bonds	—	740,103,287	—	740,103,287
Preferred Stocks
Banks	37,569,839	—	—	37,569,839
Purchased Put Options	—	3,530,631	—	3,530,631
U.S. Government and Agency Securities	—	6,675,384	—	6,675,384

Total	$97,532,050	$1,325,586,494	$0	$1,423,118,544

Liabilities
Common Stocks Sold Short
Aerospace & Defense	$(1,327,819)	$—	$—	$(1,327,819)
Media	(10,440,827)	—	—	(10,440,827)
Pharmaceuticals	(1,185,391)	—	—	(1,185,391)
Semiconductors	(14,137,359)	—	—	(14,137,359)
Telecommunications	(24,182,043)	—	—	(24,182,043)
Corporate Bonds Sold Short	—	(9,266,097)	—	(9,266,097)
U.S. Government and Agency Securities Sold Short	—	(27,415,527)	—	(27,415,527)
Written Put Options	—	(923,933)	—	(923,933)

Total	$(51,273,439)	$(37,605,557)	$—	$(88,878,996)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$7,911,635	$—	$7,911,635
Credit Default Swaps — Liabilities	—	(9,248,290)	—	(9,248,290)
Forward Foreign Currency Contracts — Assets	—	511,832	—	511,832
Forward Foreign Currency Contracts — Liabilities	—	(111,205)	—	(111,205)
Futures Contracts	368,842	—	—	368,842
Interest Rate Swaptions — Assets	—	308,331	—	308,331
Total Return Swaps — Assets	—	848,597	—	848,597

Total Other Financial Instruments	$368,842	$220,900	$—	$589,742

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2017	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	0

Balance as of June 30, 2018	$0

31

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of June 30, 2018 and December 31, 2017, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2018:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$6,748,257	$—	$6,748,257
Common Stocks
Aerospace & Defense	4,240,804	—	—	4,240,804
Biotechnology	11,072,527	—	963,615	12,036,142
Building Materials	2,116,446	—	—	2,116,446
Chemicals	3,436,110	—	—	3,436,110
Commercial Services	1,999,090	—	—	1,999,090
Computers	2,627,852	—	—	2,627,852
Healthcare — Products	2,407,196	—	—	2,407,196
Healthcare — Services	3,253,004	—	—	3,253,004
Insurance	7,381,337	—	—	7,381,337
Media	661,663	—	—	661,663
Pharmaceuticals	11,083,785	—	—	11,083,785
Savings & Loans	8,292,590	—	—	8,292,590
Semiconductors	2,284,968	—	—	2,284,968
Software	1,089,059	—	—	1,089,059
Telecommunications	835,234	—	—	835,234
Transportation	8,405,011	—	—	8,405,011
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Corporate Bonds	—	14,840,088	—	14,840,088
Convertible Corporate Bonds	—	305,766	—	305,766
Purchased Put Options	98,890	—	—	98,890

Total	$71,285,566	$21,894,111	$963,615	$94,143,292

Liabilities
Exchange-Traded Funds Sold Short	$(19,151,222)	$—	$—	$(19,151,222)

Total	$(19,151,222)	$—	$—	$(19,151,222)

Other Financial Instruments*
Forward Foreign Currency Contracts — Assets	$—	$48,830	$—	$48,830
Forward Foreign Currency Contracts — Liabilities	—	(14,364)	—	(14,364)

Total Other Financial Instruments	$—	$34,466	$—	$34,466

*	Other financial instruments are forward foreign currency contracts, which are detailed in the Schedule of Investments.

32

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2017	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(1,036,385)
Purchases	2,000,000
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2018	$963,615

As of June 30, 2018, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

As of June 30, 2018, the Event Driven Fund also held a Level 3 investment in Ideaya Biosciences, Inc. private equity stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. These procedures include the use of an independent third-party valuation service to obtain a monthly valuation for the security. The valuation service uses a market approach, including recent company transactions, comparable company performance and industry index performance. On a daily basis, the evaluated price received from the valuation service is adjusted to reflect the market movements of a biotechnology index. In addition, if there is any company specific information available that would impact the price of the security intra-month, that information will be considered and the price may be adjusted based on that information.

The following is a summary of the inputs used to value the Multi-Asset Growth Economies Fund’s investments as of June 30, 2018:

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Egypt	$—	$1,535,705	$—	$1,535,705
Malaysia	—	491,409	—	491,409
Mexico	—	2,553,662	—	2,553,662
Nigeria	—	1,133,712	—	1,133,712
Peru	—	1,000,132	—	1,000,132
Poland	—	1,541,768	—	1,541,768
South Africa	—	772,479	—	772,479
Thailand	—	937,386	—	937,386
Equity Securities
Argentina	225,227	—	—	225,227
Brazil	2,434,911	—	—	2,434,911
China	8,611,275	—	—	8,611,275
Cyprus	479,847	—	—	479,847
Czech Republic	213,851	—	—	213,851
Egypt	163,132	—	—	163,132
France	554,879	—	—	554,879
Greece	200,857	—	—	200,857
Hungary	263,613	—	—	263,613

33

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Level 1	Level 2	Level 3	Total
India	$3,076,454	$—	$—	$3,076,454
Indonesia	422,152	—	—	422,152
Malaysia	292,314	—	—	292,314
Mexico	1,312,717	—	—	1,312,717
Philippines	369,639	—	—	369,639
Russia	1,248,425	—	—	1,248,425
Saudi Arabia	771,182	—	—	771,182
South Africa	352,494	—	—	352,494
South Korea	3,017,464	—	—	3,017,464
Taiwan	2,860,917	—	—	2,860,917
Thailand	591,944	—	—	591,944
Turkey	241,236	—	—	241,236
United Arab Emirates	406,062	—	—	406,062
United Kingdom	269,110	—	—	269,110
Purchased Call Options	—	232	—	232
Purchased Put Options	—	24,833	—	24,833
Equity Certificates**	—	188,075	—	188,075

Total	$28,379,702	$10,179,393	$—	$38,559,095

Other Financial Instruments*
Credit Default Swap — Asset	$—	$316,368	$—	$316,368
Credit Default Swap — Liabilities	—	(1,099)	—	(1,099)
Interest Rate Swaps — Asset	—	55,561	—	55,561
Interest Rate Swaps — Liabilities	—	(21,820)	—	(21,820)
Forward Foreign Currency Contracts — Assets	—	249,401	—	249,401
Forward Foreign Currency Contracts — Liabilities	—	(355,664)	—	(355,664)

Total Other Financial Instruments	$—	$242,747	$—	$242,747

*	Other financial instruments are swap and forward foreign currency contracts, which are detailed in the Schedule of Investments.

**	See Schedule of Investments for industry and/or country breakout.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security by purchasing it at market price at the time of replacement. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

34

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2018. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Taxable years ending 2017, 2016, 2015, and 2014 remain subject to examination by taxing authorities.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss.

At June 30, 2018, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Event Driven Fund	Multi-Asset Growth Economies Fund
Cost of investments	$1,358,494,050	$75,452,067	$37,192,807

Gross unrealized appreciation	$33,370,766	$8,934,100	$4,000,251
Gross unrealized depreciation	(52,384,391)	(9,394,097)	(2,316,250)

Net unrealized appreciation on investments	$(19,013,625)	$(459,997)	$1,684,001

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to the tax deferral of losses on wash sales and timing differences in recognizing certain gains and losses on security transactions.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund
Distributions paid from:	January 1, 2017 to December 31, 2017	January 1, 2016 to December 31, 2016
Ordinary income	$74,683,208	$79,985,655

Total distributions paid	$74,683,208	$79,985,655

Event Driven Fund
Distributions paid from:	January 1, 2017 to December 31, 2017	January 1, 2016 to December 31, 2016
Ordinary income	$—	$2,312,787
Taxable return of capital distribution	—	736,638

Total distributions paid	$—	$3,049,425

35

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Multi-Asset Growth Economies Fund
Distributions paid from:	April 10, 2017* to December 31, 2017
Ordinary income	$1,804,830
Long term capital gains	213,901

Total distributions paid	$2,018,731

*	The Fund commenced operations on April 10, 2017.

As of December 31, 2017, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Event Driven Fund	Multi-Asset Growth Economies Fund
Undistributed ordinary income	$7,443,059	$—	$233,413
Undistributed long-term capital gains	—	—	29,969

Accumulated earnings	7,443,059	—	263,382
Accumulated capital and other losses	(459,388,212)	(13,470,650)	—
Unrealized appreciation (depreciation) on currency and foreign currency translations	1,886	228	960
Unrealized appreciation (depreciation) on swap and swaptions contracts	(202,126)	—	233,739
Unrealized appreciation (depreciation) on investments, securities sold short, swap, forwards and futures	3,431,717	6,865,379	5,203,697

Total accumulated earnings (deficit)	$(448,713,676)	$(6,605,043)	$5,701,778

As of December 31, 2017, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$269,247,897	$178,404,662
Event Driven Fund	13,470,650	—
Multi-Asset Growth Economies Fund	—	—

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year. As of December 31, 2017, the Funds had no post-October capital losses or late-year ordinary losses.

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund, Event Driven Fund and Multi-Asset Growth Economies Fund held portfolio hedges as of June 30, 2018 as disclosed in the Schedule of Investments.

36

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Securities Transactions and Income

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2018, the Funds had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2018, the Funds had no such outstanding senior loan participation commitments.

B. INVESTMENTS IN DERIVATIVES

Each Fund uses derivative instruments such as swaps, futures, options, swaptions and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2018 through June 30, 2018, the Active Income Fund primarily utilized: 1) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 2) total return swaps to gain exposure to certain sectors and manage volatility; 3) futures to hedge their interest rate and/or commodity risk and manage volatility; 4) options to hedge downside risk and manage volatility; and 5) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2018 through June 30, 2018, the Event Driven Fund primarily utilized: 1) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2018 through June 30, 2018, the Multi-Asset Growth Economies Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 3) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 4) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments.

37

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the statements of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the statement of operations. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of operations. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2018 for the Active Income Fund, Event Driven Fund and Multi-Asset Growth Economies Fund was $0, $0 and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2018, the Active Income Fund and Multi-Asset Growth Economies Fund had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Event Driven Fund had no outstanding swap contracts at June 30, 2018.

38

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contract against default. As of June 30, 2018, the Active Income Fund had outstanding futures contracts as listed in the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Event Driven Fund and Multi-Asset Growth Economies Fund had no outstanding futures contracts at June 30, 2018.

Options Contracts

The Funds may use options contracts to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2018, the Funds had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or

39

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of June 30, 2018, the Active Income Fund had outstanding swaptions as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Event Driven Fund and Multi-Asset Growth Economies Fund had no outstanding swaptions at June 30, 2018.

Forward Foreign Currency Contracts

The Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the statement of operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2018, the Funds had forward foreign currency contracts as listed in the Schedule of Investments.

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

On June 30, 2018, Multi-Asset Growth Economies Fund had unrealized appreciation (depreciation) of $(17,641) as a result of its investments in these financial instruments. The aggregate market values of these certificates for Multi-Asset Growth Economies Fund represented 0.49 % of its total market value of investments at June 30, 2018.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

40

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$6,988,260
Currency contracts	Unrealized appreciation on forward foreign currency contracts	511,832
Equity contracts	Purchased options, at fair value	3,530,631
Equity contracts	Unrealized appreciation on open swap contracts	362,861
Interest rate contracts	Unrealized appreciation on open swap contracts	485,736
Interest rate contracts	Purchased swaptions, at fair value	308,331
Interest rate contracts	N/A*	368,842
Total		$12,556,493

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$1,232,563
Currency contracts	Unrealized depreciation on forward foreign currency contracts	111,205
Equity contracts	Written options, at fair value	923,933
Total		$2,267,701

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized appreciation on forward foreign currency contracts	$48,830
Equity contracts	Purchased options, at fair value	98,890
Total		$147,720

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized depreciation on forward foreign currency contracts	$14,364
Total		$14,364

41

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Multi-Asset Growth Economies Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Interest rate contracts	Unrealized appreciation on open swap contracts	$55,561
Currency contracts	Unrealized appreciation on forward foreign currency contracts	249,401
Currency contracts	Purchased options, at fair value	25,065
Total		$330,027

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$1,099
Interest rate contracts	Unrealized depreciation on open swap contracts	21,820
Currency contracts	Unrealized depreciation on forward foreign currency contracts	355,664
Total		$378,583

The following table sets forth the Active Income Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$(151,991)	$—	$(151,991)
Written options contracts	—	—	(384,800)	—	(384,800)
Purchased swaptions contracts	—	—	—	3,464,715	3,464,715
Forward foreign currency contracts	—	152,491	—	—	152,491
Futures contracts	—	—	—	8,658,013	8,658,013
Swap contracts	(2,201,909)	—	2,644,218	1,002,702	1,445,011

Total	$(2,201,909)	$152,491	$2,107,427	$13,125,430	$13,183,439

The following table sets forth the Event Driven Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Currency contracts	Equity contracts	Total
Purchased options contracts	$—	$131,295	$131,295
Written options contracts	—	(252,742)	(252,742)
Forward foreign currency contracts	(308,493)	—	(308,493)

Total	$(308,493)	$(121,447)	$(429,940)

42

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Multi-Asset Growth Economies Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$17,745	$273,538	$—	$291,283
Written options contracts	—	—	(131,389)	—	(131,389)
Forward foreign currency contracts	—	(270,619)	—	—	(270,619)
Swap contracts	(18,729)	—	—	357,777	339,048

Total	$(18,729)	$(252,874)	$142,149	$357,777	$228,323

The following table sets forth the Active Income Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Currency contracts	Interest rate contracts	Total
Purchased options contracts	$—	$538,468	$—	$—	$538,468
Purchased swaptions contracts	—	—	—	(499,543)	(499,543)
Written options contracts	—	2,345,181	—	—	2,345,181
Futures contracts	—	—	—	(569,388)	(569,388)
Swap contracts	1,093,737	(717,235)	—	423,736	800,238
Forward foreign currency contracts	—	—	645,649	—	645,649

Total	$1,093,737	$2,166,414	$645,649	$(645,195)	$3,260,605

The gross notional amount and/or the number of contracts for the Active Income Fund as of June 30, 2018 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2018 through June 30, 2018 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Purchased options contracts	number of contracts	9,266
Written options contracts	number of contracts	(10,226)
Futures contracts — Short	number of contracts	(3,006)
Swap contracts	gross notional amount	191,874,054
Purchased swaptions contracts	gross notional amount	$136,995,000
Forward foreign currency contracts — Long	fair value	$2,708,475
Forward foreign currency contracts — Short	fair value	$(14,760,197)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Currency contracts	Total
Purchased options contracts	$(202,529)	$—	$(202,529)
Written options contracts	683,374	—	683,374
Forward foreign currency contracts	—	238,379	238,379

Total	$480,845	$238,379	$719,224

43

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2018 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2018 through June 30, 2018 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Purchased options contracts	number of contracts	489
Written options contracts	number of contracts	(175)
Swap contracts	gross notional amount	$(24,378)
Forward foreign currency contracts — Long	fair value	$2,937,706
Forward foreign currency contracts — Short	fair value	$(7,118,193)

The following table sets forth Multi-Asset Growth Economies Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2018 through June 30, 2018:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Currency contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$21,267	$—	$21,267
Equity Certificates	—	(102,330)	—	—	(102,330)
Forward foreign currency contracts	—	—	(125,616)	—	(125,616)
Swap contracts	8,622	—	—	(199,998)	(191,376)

Total	$8,622	$(102,330)	$(104,349)	$(199,998)	$(398,055)

The gross notional amount and/or the number of contracts for the Multi-Asset Growth Economies Fund as of June 30, 2018 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2018 through June 30, 2018 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Purchased options contracts	number of contracts	1,900,340
Written options contracts	number of contracts	(340)
Swap contracts	gross notional amount	2,631,035,170
Forward foreign currency contracts — Long	fair value	$2,543,011
Forward foreign currency contracts — Short	fair value	$(2,542,154)

Disclosures about Offsetting Assets and Liabilities

The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investment securities at fair value or Collateral held at custodian for the benefit of brokers.

The Funds’ derivative contracts held at June 30, 2018, are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.

44

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Active Income Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Active Income Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$7,836,857	$(873,958)	$—	$6,962,899
Unrealized appreciation on forward foreign currency contracts	511,832	(111,205)	—	400,627

The following table presents the Active Income Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Active Income Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$1,232,563	$(873,958)	$(358,605)	$—
Unrealized depreciation on forward foreign currency contracts	111,205	(111,205)	—	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table presents the Event Driven Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[1]
Unrealized appreciation on forward foreign currency contracts	$48,830	$(14,364)	$—	$34,466

[1]	Net amount represents the net amount receivable to the counterparty in the event of default.

The following table presents the Event Driven Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Event Driven Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on forward foreign currency contracts	$14,364	$(14,364)	$—	$—

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

45

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Multi-Asset Growth Economies Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Multi-Asset Growth Economies Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$34,280	$—	$—	$34,280
Unrealized appreciation on forward foreign currency contracts	249,401	(53,224)	—	196,177

The following table presents the Multi-Asset Growth Economies Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Multi-Asset Growth Economies Fund as of June 30, 2018:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on forward foreign currency contracts	$355,664	$(53,224)	$(302,440)	$—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

C.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, is the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer. As of June 30, 2018, Richard H. Driehaus controls the Driehaus Multi-Asset Growth Economies Fund due to his power to vote a majority of the shares of the Fund.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, 1.00% and 1.00% of average daily net assets, respectively, for the Active Income Fund and Event Driven Fund and Multi-Asset Growth Economies Fund.

DCM entered into a written agreement to cap the Multi-Asset Growth Economies Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.75% of average daily net assets until at least April 9, 2020. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Multi-Asset Growth Economies Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. For the six months ended June 30, 2018, DCM Waived fees for Multi-Asset Growth Economies Fund totaling $27,785 under this agreement. The amount of potential recovery expiring April 9, 2020 was $86,126.

The Active Income Fund incurred $4,191,816 for investment advisory fees during the period January 1, 2018 through June 30, 2018, of which $709,868 was payable to DCM at June 30, 2018. The Event Driven Fund incurred $697,003 for investment advisory fees during the period January 1, 2018 through June 30, 2018, and $87,551 was payable to DCM at June 30, 2018. The Multi-Asset Growth Economies Fund incurred $220,287 for investment advisory fees during the period January 1, 2018 through June 30, 2018, and $25,778 was payable to DCM at June 30, 2018.

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2018, these arrangements reduced the expenses of Driehaus Active Income Fund, Driehaus Event Driven Fund and Multi-Asset Growth Economies Fund by $10,000 (0.1%), $15,200 (1.1%) and $950 (0.2%), respectively.

46

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2018, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Active Income Fund	$1,426,250	$—	$—
Event Driven Fund	—	1,426,250	(273)
Multi-Asset Growth Economies Fund	—	—	—

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement (“Agreement”) with the Active Income Fund and Event Driven Fund. Under these Agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to DS LLC during the period January 1, 2018 through June 30, 2018 are as follows:

Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Active Income Fund	$1,132,471	$220,807
Event Driven Fund	132,655	14,684

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2018 through June 30, 2018. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS earns the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average daily net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS earns a monthly fee based in part on shareholder processing activity during the month.

D.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding swaps, options, futures, forwards, short-term securities and U.S. government obligations) for the Active Income Fund, Event Driven Fund and Multi-Asset Growth Economies Fund for the period January 1, 2018 through June 30, 2018 were as follows:

Active Income Fund		Event Driven Fund		Multi-Asset Growth Economies Fund
Purchases	$433,825,873	Purchases	$65,104,729	Purchases	$35,397,017
Sales	$431,235,601	Sales	$123,095,551	Sales	$31,733,417

The aggregate purchases and sales of U.S. government obligations for the Active Income Fund, Event Driven Fund and Multi-Asset Growth Economies Fund for the period January 1, 2018 through June 30, 2018, were as follows:

Active Income Fund		Event Driven Fund		Multi-Asset Growth Economies Fund
Purchases	$—	Purchases	$—	Purchases	$—
Sales	$—	Sales	$—	Sales	$—

47

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2018, the Funds held restricted securities as denoted on the Schedule of Investments.

F.  LINE OF CREDIT

The Funds, together with certain other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. At June 30, 2018, the Funds had no outstanding borrowings under the line of credit.

G.  REDEMPTION FEES

The Multi-Asset Growth Economies Fund may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

H.  SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

48

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2018.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000.00	$1,010.00	$5.43
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.39	$5.46

Driehaus Event Driven Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000.00	$1,026.90	$9.75
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,015.17	$9.69

49

Fund Expense Examples — (Continued)

Driehaus Multi-Asset Growth Economies Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000.00	$939.30	$8.41
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.12	$8.75

* Expenses

are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus Active Income Fund	1.09%
Driehaus Event Driven Fund	1.94%
Driehaus Multi-Asset Growth Economies Fund	1.75%

50

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Stephen J. Kneeley

Stephen J. Kneeley, President (principal executive officer)

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen J. Kneeley

Stephen J. Kneeley, President (principal executive officer)

Date	August 29, 2018

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date	August 29, 2018

*	Print the name and title of each signing officer under his or her signature.